UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07643
                                                     ---------

                                Phoenix PHOLIOs(SM)
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
              (Address of principal executive offices) (Zip code)



        Kevin J. Carr, Esq.
Vice President, Chief Legal Officer,             John H. Beers, Esq.
Counsel and Secretary for Registrant         Vice President and Counsel
  Phoenix Life Insurance Company            Phoenix Life Insurance Company
         One American Row                         One American Row
      Hartford, CT 06103-2899                  Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                     Date of reporting period: July 31, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                                   JULY 31, 2006


ANNUAL REPORT


PHOENIX ASSET ALLOCATION PHOLIOS

   -  PHOENIX WEALTH ACCUMULATOR PHOLIO

   -  PHOENIX WEALTH BUILDER PHOLIO

   -  PHOENIX WEALTH GUARDIAN PHOLIO

   -  PHOENIX WEALTH PRESERVER PHOLIO

   -  PHOENIX CONSERVATIVE INCOME PHOLIO


PHOENIX DIVERSIFYING PHOLIOS

   -  PHOENIX DIVERSIFIER PHOLIO

   -  PHOENIX INTERNATIONAL PHOLIO




TRUST NAME: PHOENIX PHOLIOS (SM)                (GRAPHIC OMITTED)

(GRAPHIC OMITTED)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------






This report is not authorized for distribution to prospective investors in the phoenix pholios sm unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

(GRAPHIC OMITTED)

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended July 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams -- six Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/Daniel T. Geraci
Daniel T. Geraci
President, PhoenixFunds

AUGUST 2006

TABLE OF CONTENTS



Glossary.................................................................   3
Fund Composition Table...................................................   5
Phoenix Wealth Accumulator PHOLIO .......................................   6
Phoenix Wealth Builder PHOLIO ...........................................  14
Phoenix Wealth Guardian PHOLIO ..........................................  22
Phoenix Wealth Preserver PHOLIO .........................................  30
Phoenix Conservative Income PHOLIO ......................................  38
Phoenix Diversifier PHOLIO ..............................................  46
Phoenix International PHOLIO ............................................  54
Notes to Financial Statements............................................  62
Report of Independent Registered Public Accounting Firm..................  67
Fund Management Tables...................................................  68




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


CONSERVATIVE INCOME PHOLIO COMPOSITE INDEX
A composite index consisting of 80% Lehman Brothers Aggregate Bond Index and 20% S&P 500(R) Index.

DOW JONES-AIG COMMODITY INDEX
The Dow Jones-AIG Commodity Index is a broadly diversified index that tracks commodity futures.

DOW JONES WILSHIRE REAL ESTATE SECURITIES INDEX
The Dow Jones Wilshire Real Estate Securities Index (Full Cap) is a market capitalization-weighted index that measures publicly traded real estate securities such as Real Estate Investment Trusts and Real Estate Operating Companies. The index is calculated on a total return basis with dividends reinvested.

EXCHANGE TRADED FUNDS
Portfolios of stocks or bonds that track a specific market index.

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FUND OF FUNDS
A mutual fund that invests in the shares of other open-end mutual funds according to an established asset allocation model, resulting in a diversified portfolio of asset classes and investment strategies appropriate for pursuit of the overall investment objective.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of the United States' economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

ISHARES
Represents shares of an open-end Exchange Traded Fund.

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MSCI EAFE(R) INDEX
The MSCI EAFE(R) Index is a free float-adjusted market capitalization index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with gross dividends reinvested.

NASDAQ COMPOSITE(R) INDEX
The NASDAQ Composite(R) Index is a market capitalization-weighted index of all issues listed in the NASDAQ (National Association Of Securities Dealers Automated Quotation System) Stock Market, except for closed-end funds, convertible debentures, exchange traded funds, preferred stocks, rights, warrants, units and other derivative securities. The index is calculated on a total return basis with dividends reinvested.

REIT (REAL ESTATE INVESTMENT TRUST)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 2000(R) INDEX
The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500 Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

WEALTH BUILDER PHOLIO COMPOSITE INDEX
A composite index consisting of 80% S&P 500(R) Index and 20% Lehman Brothers Aggregate Bond Index.

WEALTH GUARDIAN PHOLIO COMPOSITE INDEX
A composite index consisting of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

WEALTH PRESERVER PHOLIO COMPOSITE INDEX
A composite index consisting of 60% Lehman Brothers Aggregate Bond Index and 40% S&P 500 Index.

YIELD CURVE
A line chart that shows interest rates at a specific point in time for securities of equivalent quality but with different maturities. A "normal or positive" yield curve indicates that short-term securities have a lower interest rate than long-term securities; an "inverted or negative" yield curve indicates short-term rates are exceeding long-term rates; and a "flat yield curve" means short- and long-term rates are about the same.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

                         COMPOSITION BY UNDERLYING FUND*
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                               AS OF JULY 31, 2006

                                                        Wealth      Wealth      Wealth     Wealth    Conservative
                                                      Accumulator   Builder    Guardian   Preserver     Income     Diversifier
                                                        PHOLIO      PHOLIO      PHOLIO     PHOLIO       PHOLIO       PHOLIO
                                                      --------------------------------------------------------------------------
iShares Deutsche Bank Liquid Commodity Index Fund...     0%           0%          0%          0%          0%           15%

iShares Goldman Sachs Natural Resources Index Fund..     0%           0%          0%          0%          0%           10%

iShares MSCI Japan Index Fund.......................     0%           0%          0%          0%          0%            0%

Phoenix Bond Fund  Class A..........................     0%           8%         16%         24%         32%            0%

Phoenix Dynamic Growth Fund Class  A................     5%           4%          3%          0%          0%            0%

Phoenix Emerging Markets Bond Fund Class A..........     0%           0%          0%          0%          0%            0%

Phoenix Foreign Opportunities Fund Class A..........     9%           7%          4%          3%          0%            0%

Phoenix Fundamental Growth Fund  Class A............    14%          11%          9%          7%          4%            0%

Phoenix Global Utilities Fund Class A...............     4%           4%          2%          1%          1%           25%

Phoenix Growth & Income Fund Class A................    15%          10%          8%          7%          3%            0%

Phoenix High Yield Securities Fund Class A..........     0%           2%          4%          6%          8%            0%

Phoenix Institutional Bond Fund Class Y.............     0%           8%         16%         25%         32%            0%

Phoenix International Strategies Fund Class A.......    12%          11%          8%          5%          4%            0%

Phoenix Market Neutral Fund Class A.................     7%           6%          6%          3%          3%           25%

Phoenix Mid-Cap Value Fund Class A..................     5%           4%          3%          0%          0%            0%

Phoenix Multi-Sector Short Term Bond Fund Class A...     0%           2%          4%          6%          8%            0%

Phoenix Real Estate Securities Fund Class A.........     4%           4%          2%          1%          1%           25%

Phoenix Small-Cap Growth Fund Class A...............     5%           4%          3%          2%          0%            0%

Phoenix Small-Cap Value Fund Class A................     5%           4%          3%          2%          0%            0%

Phoenix Total Value Fund Class A....................    15%          11%          9%          8%          4%            0%
                                                       ------       ------      ------      ------      ------        ------
     Total..........................................   100.0%       100.0%      100.0%      100.0%      100.0%        100.0%
                                                       ======       ======      ======      ======      ======        ======

                         COMPOSITION BY UNDERLYING FUND*
                      AS A PERCENTAGE OF TOTAL INVESTMENTS
                               AS OF JULY 31, 2006

                                                     International
                                                        PHOLIO
                                                     -------------
iShares Deutsche Bank Liquid Commodity Index Fund...       0%

iShares Goldman Sachs Natural Resources Index Fund..       0%

iShares MSCI Japan Index Fund.......................       4%

Phoenix Bond Fund  Class A..........................       0%

Phoenix Dynamic Growth Fund Class  A................       0%

Phoenix Emerging Markets Bond Fund Class A..........       5%

Phoenix Foreign Opportunities Fund Class A..........      31%

Phoenix Fundamental Growth Fund  Class A............       0%

Phoenix Global Utilities Fund Class A...............      10%

Phoenix Growth & Income Fund Class A................       0%

Phoenix High Yield Securities Fund Class A..........       0%

Phoenix Institutional Bond Fund Class Y.............       0%

Phoenix International Strategies Fund Class A.......      50%

Phoenix Market Neutral Fund Class A.................       0%

Phoenix Mid-Cap Value Fund Class A..................       0%

Phoenix Multi-Sector Short Term Bond Fund Class A...       0%

Phoenix Real Estate Securities Fund Class A.........       0%

Phoenix Small-Cap Growth Fund Class A...............       0%

Phoenix Small-Cap Value Fund Class A................       0%

Phoenix Total Value Fund Class A....................       0%
                                                         ------
     Total..........................................     100.0%
                                                         ======


* Table represents each PHOLIO's holdings in the underlying funds as a percentage of total investments. Financial information and investment strategies for the underlying affiliated funds may be obtained at www.PhoenixFunds.com.

PHOENIX WEALTH ACCUMULATOR PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX WEALTH ACCUMULATOR PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: As the PHOLIO's inception date was August 4, 2005, it did not achieve a full year of performance as of July 31, 2006. However, for the period of August 4, 2005 through July 31, 2006, the PHOLIO's Class A shares returned 7.82% and Class C shares returned 6.97%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.22%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q. HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q. WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: The Fund benefited from 100% exposure to equities, as equity markets generally outperformed fixed income markets over the fiscal year. In particular, the Fund's allocation to international equities provided substantial returns as foreign equity markets soared by over 24%. With a 20% weighting composed of the Phoenix Foreign Opportunities and Phoenix International Strategies mutual funds, the portfolio benefited from the substantial performance of non-U.S. stocks compared to U.S. markets.

      The Fund's allocation to a real estate securities fund also provided superior returns. REIT indices outperformed large cap indices by a wide margin in the past year, and the performance of the Phoenix Real Estate Securities Fund was excellent. Also enhancing returns was an allocation to the Phoenix Total Value Fund, which invests in large cap value stocks. Since large cap value stocks outperformed the S&P 500, the 15% allocation to the large cap value fund contributed to the Fund's relative performance.

      Small positive contributions were made by allocations to small and mid cap value funds and a global utilities stock fund.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund. The Phoenix Market Neutral Fund underperformed its benchmark and the S&P 500. Also hurting performance were allocations to two growth mutual funds, one specializing in large cap stocks and the other specializing in mid cap stocks. Since value stocks outperformed their growth counterparts, it was not unexpected to see these growth funds hurt performance in the last year.

      Finally, the Fund's allocation to a core large cap growth and income fund produced returns that about equaled the benchmark return.

                                                                     AUGUST 2006



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Accumulator PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 7/31/06

                                                  INCEPTION    INCEPTION
                                                 TO 7/31/06      DATE
                                                ------------  -----------
        Class A Shares at NAV(2)                    7.82%       8/4/05
        Class A Shares at POP(3)                    1.62        8/4/05

        Class C Shares at NAV(2)                    6.97        8/4/05
        Class C Shares with CDSC(4)                 5.97        8/4/05

        S&P 500(R) Index                            5.22        8/4/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.



GROWTH OF $10,000                                             PERIOD ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/4/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Phoenix Wealth       Phoenix Wealth
               Accumulator          Accumulator
                PHOLIO(SM)           PHOLIO(SM)        S&P 500(R)
                 Class A              Class C            Index
              --------------       ---------------     ----------
8/4/05          $ 9,425                $10,000          $10,000
7/31/06          10,162                 10,597           10,522

For information regarding the index, see the glossary on page 3.

Phoenix Wealth Accumulator PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Accumulator PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       Wealth                  Beginning            Ending         Expenses Paid
  Accumulator PHOLIO         Account Value       Account Value        During
       Class A             January 31, 2006      July 31, 2006        Period*
----------------------  ---------------------  -----------------  --------------
Actual                        $1,000.00            $1,001.90            $0.05
Hypothetical (5% return
  before expenses)             1,000.00             1,024.75             0.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.01%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 7.82%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,078.20.


      Wealth                 Beginning            Ending          Expenses Paid
 Accumulator PHOLIO        Account Value       Account Value         During
      Class C            January 31, 2006      July 31, 2006         Period*
--------------------    ------------------   -----------------   ---------------
Actual                        $1,000.00          $  998.10          $3.77
Hypothetical (5% return
  before expenses)             1,000.00           1,020.98           3.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.76%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 6.97%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,069.70.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Accumulator PHOLIO

Fund Investment Allocation                                               7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Domestic Equity Funds      73%
Foreign Equity Funds       25
Other                       2



                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006



                                                   SHARES       VALUE
                                                   -------     --------
MUTUAL FUNDS--100.1%

DOMESTIC EQUITY FUNDS(c)--75.0%
Phoenix Dynamic Growth Fund Class A(b) .....        25,759   $  258,363
Phoenix Fundamental Growth Fund Class A(b)          78,404      794,232
Phoenix Growth & Income Fund Class A. ......        54,086      839,953
Phoenix Market Neutral Fund Class A(b) .....        35,269      401,719
Phoenix Mid-Cap Value Fund Class A..........        13,341      290,706
Phoenix Real Estate Securities Fund Class A          6,980      227,885
Phoenix Small-Cap Growth Fund Class A(b) ...         8,185      251,435
Phoenix Small-Cap Value Fund Class A. ......        14,781      272,419
Phoenix Total Value Fund Class A............        78,095      852,800
                                                             ----------
                                                              4,189,512
                                                             ----------
FOREIGN EQUITY FUNDS(c)--25.1%
Phoenix Foreign Opportunities Fund Class A..        21,599      480,156
Phoenix Global Utilities Fund Class A ......        21,533      235,352
Phoenix International Strategies Fund Class A       54,758      686,670
                                                             ----------
                                                              1,402,178
                                                             ----------


                                                                VALUE
                                                             ----------

-----------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $5,512,388)                                 $5,591,690
-----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $5,512,388)                                  5,591,690
-----------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.1%

                                                  PAR VALUE
                                                    (000)
                                                  ---------

COMMERCIAL PAPER(d)--2.1%
UBS Finance Delaware LLC 5.28%, 8/1/06                $115      115,000
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $115,000)                                      115,000
-----------------------------------------------------------------------
TOTAL INVESTMENTS--102.2%
(IDENTIFIED COST $5,627,388)                                  5,706,690(a)

Other assets and liabilities, net--(2.2)%                      (120,240)
                                                             ----------
NET ASSETS--100.0%                                           $5,586,450
                                                             ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $145,163 and gross depreciation of $80,894 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $5,642,421.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.


                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 2006

ASSETS
Investment securities at value (Identified cost $5,627,388)  $5,706,690
Cash                                                              3,826
Receivables
   Receivable from adviser                                        3,664
   Fund shares sold                                                 912
Trustee retainer                                                    179
Prepaid expenses                                                 17,577
                                                             ----------
     Total assets                                             5,732,848
                                                             ----------

LIABILITIES
Payables
   Investment securities purchased                              122,633
   Fund shares repurchased                                        1,208
   Professional fee                                              11,512
   Transfer agent fee                                             4,353
   Distribution and service fees                                  1,420
   Financial agent fee                                              382
   Other accrued expenses                                         4,890
                                                             ----------
     Total liabilities                                          146,398
                                                             ----------
NET ASSETS                                                   $5,586,450
                                                             ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest             $5,493,358
Undistributed net investment income                               4,289
Accumulated net realized gain                                     9,501
Net unrealized appreciation                                      79,302
                                                             ----------
NET ASSETS                                                   $5,586,450
                                                             ==========


CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $3,207,784)               299,028
Net asset value per share                                        $10.73
Offering price per share $10.73/(1-5.75%)                        $11.38


CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,378,666)               222,758
Net asset value and offering price per share                     $10.68


                             STATEMENT OF OPERATIONS
                        FROM INCEPTION AUGUST 4, 2005 TO
                                 JULY 31, 2006


INVESTMENT INCOME
Income distributions received from affiliated funds           $ 17,566
Interest                                                         1,671
                                                              --------
   Total investment income                                      19,237
                                                              --------
EXPENSES
Investment advisory fee                                          2,659
Distribution and service fees, Class C                           7,140
Financial agent fee                                             63,158
Transfer agent                                                  37,430
Registration                                                    31,126
Trustees                                                        22,973
Professional                                                    16,194
Custodian                                                       11,991
Printing                                                         5,453
Miscellaneous                                                    7,963
                                                              --------
   Total expenses                                              206,087
Less expenses reimbursed by investment adviser                (195,345)
Custodian fees paid indirectly                                  (1,236)
                                                              --------
   Net expenses                                                  9,506
                                                              --------
NET INVESTMENT INCOME (LOSS)                                     9,731
                                                              --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds  (14,869)
Capital gain distributions received from affiliated funds       27,062
Net change in unrealized appreciation (depreciation)
  on investments from affiliated funds                          79,302
                                                              --------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS            91,495
                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                             $101,226
                                                              ========

                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       From Inception
                                                                                      August 4, 2005 to
                                                                                        July 31, 2006
                                                                                      -----------------
FROM OPERATIONS
   Net investment income (loss)                                                          $    9,731
   Net realized gain (loss)                                                                  12,193
   Net change in unrealized appreciation (depreciation)                                      79,302
                                                                                         ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              101,226
                                                                                         ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            (6,985)
   Net investment income, Class C                                                            (1,149)
                                                                                         ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (8,134)
                                                                                         ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (324,331 shares)                                         3,409,647
   Net asset value of shares issued from reinvestment of distributions (421 shares)           4,371
   Cost of shares repurchased (25,724 shares)                                              (273,919)
                                                                                         ----------
Total                                                                                     3,140,099
                                                                                         ----------
CLASS C
   Proceeds from sales of shares (230,141 shares)                                         2,430,767
   Net asset value of shares issued from reinvestment of distributions (41 shares)              428
   Cost of shares repurchased (7,424 shares)                                                (77,936)
                                                                                         ----------
Total                                                                                     2,353,259
                                                                                         ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              5,493,358
                                                                                         ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  5,586,450

NET ASSETS
   Beginning of period                                                                           --
                                                                                         ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,289)               $5,586,450
                                                                                         ==========

                        See Notes to Financial Statements

Phoenix Wealth Accumulator PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS A
                                                                  ------------------
                                                                    FROM INCEPTION
                                                                   AUGUST 4, 2005 TO
                                                                     JULY 31, 2006
                                                                  ------------------
Net asset value, beginning of period                                    $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                        0.07
   Capital gain distributions received from affiliated funds(3)           0.11
   Net realized and unrealized gain (loss)                                0.60
                                                                        ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.78
                                                                        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.05)
                                                                        ------
     TOTAL DISTRIBUTIONS                                                 (0.05)
                                                                        ------
Change in net asset value                                                 0.73
                                                                        ------
NET ASSET VALUE, END OF PERIOD                                          $10.73
                                                                        ======
Total return(1)                                                           7.82%(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                $3,208
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              0.09%(4)(6)
   Gross operating expenses(2)                                            7.43%(6)
   Net investment income (loss)                                           0.63%(6)
Portfolio turnover                                                          13%(5)

                                                                        CLASS C
                                                                  -----------------
                                                                    FROM INCEPTION
                                                                  AUGUST 4, 2005 TO
                                                                    JULY 31, 2006
                                                                  -----------------
Net asset value, beginning of period                                    $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                       (0.01)
   Capital gain distributions received from affiliated funds(3)           0.10
   Net realized and unrealized gain (loss)                                0.61
                                                                        ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.70
                                                                        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  (0.02)
                                                                        ------
     TOTAL DISTRIBUTIONS                                                 (0.02)
                                                                        ------
Change in net asset value                                                 0.68
                                                                        ------
NET ASSET VALUE, END OF PERIOD                                          $10.68
                                                                        ======

Total return(1)                                                           6.97 %(5)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                                $2,379
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                              0.83 %(4)(6)
   Gross operating expenses(2)                                            8.19 %(6)
   Net investment income (loss)                                          (0.12)%(6)
Portfolio turnover                                                          13 %(5)


(1)  Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3)  Computed using average shares outstanding.
(4) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.
(5)  Not annualized.
(6)  Annualized.

                       See Notes to Financial Statements

PHOENIX WEALTH BUILDER PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX WEALTH BUILDER PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: For the fiscal year ended July 31, 2006, the PHOLIO's Class A shares returned 5.76% and Class C shares returned 4.99%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.38%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.46%; and the Wealth Builder PHOLIO Composite Index (80% S&P 500(R) Index and 20% Lehman Brothers Aggregate Bond Index), the PHOLIO's style-specific benchmark, returned 4.62%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: The Phoenix Wealth Builder PHOLIO was reconstituted in August 2005 with 10 new underlying funds to provide enhanced diversification. The Fund benefited from its substantial exposure to equities, as equity markets generally outperformed fixed income markets over the fiscal year. In particular, the Fund's allocation to international equities provided substantial returns as foreign equity markets soared by over 24%. With a 16% weighting to international equities composed of the Phoenix Foreign Opportunities and Phoenix International Strategies mutual funds, the portfolio benefited from the substantial performance of non-U.S. stocks compared to U.S. markets.

      The portfolio's allocation to a real estate securities fund also provided superior returns. REIT indices outperformed large cap indices by a wide margin in the past year, and the performance of the Phoenix Real Estate Securities Fund was excellent. Also enhancing returns was an allocation to the Phoenix Total Value Fund, which invests in large cap value stocks. Since large cap value stocks outperformed the S&P 500, the allocation to large cap value contributed to the Fund's performance.

      Small positive contributions were made by allocations to small and mid cap value funds and a global utilities stock fund.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund. The Phoenix Market Neutral Fund underperformed its benchmark and the S&P 500. Also hurting performance were allocations to two growth mutual funds, one specializing in large cap stocks and the other specializing in mid cap stocks. Since value stocks outperformed their growth counterparts, it was not unexpected to see these growth funds hurt performance in the last year.

      Finally, the Fund's allocation to a core large cap growth and income fund produced returns that about equaled the benchmark return.

                                                                     AUGUST 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Builder PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 7/31/06

                                                        INCEPTION    INCEPTION
                                             1 YEAR    TO 7/31/06       DATE
                                            --------  ------------  -----------
  Class A Shares at NAV(2)                    5.76%       9.11%       8/1/03
  Class A Shares at POP(3)                   (0.32)       6.98        8/1/03

  Class C Shares at NAV(2)                    4.99        8.32        8/1/03
  Class C Shares with CDSC(4)                 4.99        8.32        8/1/03

  S&P 500(R) Index                            5.38       11.17        8/1/03

  Lehman Brothers Aggregate Bond Index        1.46        3.70        8/1/03
  Wealth Builder PHOLIO(SM) Composite Index   4.62        9.71        8/1/03


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


GROWTH OF $10,000                                            PERIODS ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.


(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              Phoenix Wealth       Phoenix Wealth                   Lehman Brothers        Wealth Builder
            Builder PHOLIO(SM)   Builder PHOLIO(SM)   S&P 500(R)     Aggregate Bond     PHOLIO(SM) Composite
                 Class A              Class C           Index            Index                 Index
            ------------------   ------------------   ----------    ---------------     --------------------
8/1/03           $ 9,425               $10,000          $10,000          $10,000              $10,000
7/30/04           10,357                10,903           11,433           10,489               11,247
7/29/05           11,576                12,104           13,038           10,992               12,620
7/31/06           12,243                12,709           13,740           11,152               13,203

For information regarding the indexes, see the glossary on page 3.

Phoenix Wealth Builder PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Builder PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       Wealth                 Beginning            Ending         Expenses Paid
    Builder PHOLIO          Account Value       Account Value        During
       Class A            January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   -----------------  --------------
Actual                        $1,000.00           $1,004.20           $0.05
Hypothetical (5% return
  before expenses)             1,000.00            1,024.75            0.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.01%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 5.76%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,057.60.

       Wealth                 Beginning            Ending         Expenses Paid
    Builder PHOLIO         Account Value       Account Value        During
       Class C            January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   -----------------  --------------
Actual                        $1,000.00           $1,000.50           $3.77
Hypothetical (5% return
  before expenses)             1,000.00            1,020.98            3.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.76%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.99%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,049.90.


 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Builder PHOLIO

Fund Investment Allocation                                               7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Domestic Equity Funds             59%
Foreign Equity Funds              22
Domestic Fixed Income Funds       19


                             SCHEDULE OF INVESTMENTS
                                 JULY 31, 2006

                                                  SHARES         VALUE
                                                 ---------    ------------
MUTUAL FUNDS--100.1%
DOMESTIC EQUITY FUNDS(c)--59.1%
Phoenix Dynamic Growth Fund Class A(b) ......      478,481    $  4,799,162
Phoenix Fundamental Growth Fund Class A(b) ..    1,322,683      13,398,781
Phoenix Growth & Income Fund Class A. .......      904,215      14,042,461
Phoenix Market Neutral Fund Class A(b) ......      721,144       8,213,828
Phoenix Mid-Cap Value Fund Class A ..........      235,202       5,125,063
Phoenix Real Estate Securities Fund Class A .      159,766       5,216,374
Phoenix Small-Cap Growth Fund Class A(b) ....      151,701       4,660,255
Phoenix Small-Cap Value Fund Class A ........      271,577       5,005,171
Phoenix Total Value Fund Class A ............    1,333,784      14,564,917
                                                              ------------
                                                                75,026,012
                                                              ------------
FOREIGN EQUITY FUNDS(c)--21.6%
Phoenix Foreign Opportunities Fund Class A ..      381,510       8,480,960
Phoenix Global Utilities Fund Class A .......      476,947       5,213,033
Phoenix International Strategies Fund Class A    1,088,918      13,655,036
                                                              ------------
                                                                27,349,029
                                                              ------------


                                                  SHARES         VALUE
                                                 ---------    ------------
DOMESTIC FIXED INCOME FUNDS(c)--19.4%
Phoenix Bond Fund Class A ...................      972,095     $ 9,818,162
Phoenix High Yield Securities Fund Class A ..      255,980       2,506,045
Phoenix Institutional Bond Fund Class Y .....      322,971       9,844,157

Phoenix Multi-Sector Short Term Bond
Fund Class A ................................      529,867       2,479,779
                                                              ------------
                                                                24,648,143
                                                              ------------
--------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $118,213,480)                                 127,023,184
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $118,213,480)                                 127,023,184(a)

Other assets and liabilities, net--(0.1)%                          (99,451)
                                                              ------------
NET ASSETS--100.0%                                            $126,923,733
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,747,451 and gross depreciation of $1,155,732 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $118,431,465.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements
18

Phoenix Wealth Builder PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 2006

ASSETS
Investment securities at value (Identified cost $118,213,480) $127,023,184 Receivables
   Investment securities sold                                       996,122
   Fund shares sold                                                 159,736
   Receivable from adviser                                           46,651
   Dividends                                                          9,470
Trustee retainer                                                        756
Prepaid expenses                                                     28,818
                                                               ------------
     Total assets                                               128,264,737
                                                               ------------
LIABILITIES
Cash overdraft                                                      231,665
Payables
   Fund shares repurchased                                          983,425
   Distribution and service fees                                     47,985
   Transfer agent fee                                                29,543
   Financial agent fee                                                9,197
   Other accrued expenses                                            39,189
                                                               ------------
     Total liabilities                                            1,341,004
                                                               ------------
NET ASSETS                                                     $126,923,733
                                                               ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $116,231,145
Undistributed net investment income                                  86,452
Accumulated net realized gain                                     1,796,432
Net unrealized appreciation                                       8,809,704
                                                               ------------
NET ASSETS                                                     $126,923,733
                                                               ============

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $51,755,264)                4,354,578
Net asset value per share                                            $11.89
Offering price per share $11.89/(1-5.75%)                            $12.62

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $75,168,469)                6,350,796
Net asset value and offering price per share                         $11.84



                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
Income distributions received from affiliated funds             $ 1,879,741
Interest                                                             10,560
                                                                -----------
     Total investment income                                      1,890,301
                                                                -----------
EXPENSES
Investment advisory fee                                             130,641
Distribution and service fees, Class C                              603,909
Financial agent fee                                                  78,229
Transfer agent                                                      166,584
Printing                                                             72,542
Registration                                                         42,985
Trustees                                                             32,371
Professional                                                         25,260
Custodian                                                            14,163
Miscellaneous                                                        19,207
                                                                -----------
     Total expenses                                               1,185,891
Less expenses reimbursed by investment adviser                     (309,525)
Custodian fees paid indirectly                                         (117)
                                                                -----------
     Net expenses                                                   876,249
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                      1,014,052
                                                                -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds     7,511,822
Capital gain distributions received from affiliated funds         1,355,501
Net change in unrealized appreciation (depreciation) on
  investments from affiliated funds                              (3,103,386)
                                                                -----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS              5,763,937
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $ 6,777,989
                                                                ===========

                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended        Year Ended
                                                                                       July 31, 2006      July 31, 2005
                                                                                      ----------------   --------------
FROM OPERATIONS
  Net investment income (loss)                                                        $   1,014,052      $     508,735
  Net realized gain (loss)                                                                8,867,323            628,598
  Net change in unrealized appreciation (depreciation)                                   (3,103,386)        10,711,389
                                                                                      -------------      -------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             6,777,989         11,848,722
                                                                                      -------------      -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                           (659,079)          (336,203)
  Net investment income, Class C                                                           (448,891)          (207,961)
  Net realized short-term gains, Class A                                                   (458,875)                --
  Net realized short-term gains, Class C                                                   (764,786)                --
  Net realized long-term gains, Class A                                                  (2,355,289)            (8,003)
  Net realized long-term gains, Class C                                                  (3,925,451)           (15,124)
                                                                                      -------------      -------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (8,612,371)          (567,291)
                                                                                      -------------      -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,375,701 and 1,824,326 shares, respectively)           16,432,872         20,856,522
  Net asset value of shares issued from reinvestment of distributions
      (212,039 and 21,465 shares, respectively)                                           2,460,025            252,054
  Cost of shares repurchased (1,206,100 and 588,715 shares, respectively)               (14,395,918)        (6,777,429)
                                                                                      -------------      -------------
Total                                                                                     4,496,979         14,331,147
                                                                                      -------------      -------------
CLASS C
  Proceeds from sales of shares (1,233,328 and 2,678,348 shares, respectively)           14,581,264         30,646,588
  Net asset value of shares issued from reinvestment of distributions
      (163,141 and 5,584 shares, respectively)                                            1,884,371             65,720
  Cost of shares repurchased (2,058,744 and 1,011,958 shares, respectively)             (24,420,364)       (11,686,796)
                                                                                      -------------      -------------
Total                                                                                    (7,954,729)        19,025,512
                                                                                      -------------      -------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                              (3,457,750)        33,356,659
                                                                                      -------------      -------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                  (5,292,132)        44,638,090

NET ASSETS
  Beginning of period                                                                   132,215,865         87,577,775
                                                                                      -------------      -------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $86,452 AND $32,989, RESPECTIVELY)                                              $ 126,923,733      $ 132,215,865
                                                                                      =============      =============


                        See Notes to Financial Statements

Phoenix Wealth Builder PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                                             -----------------------------------------
                                                                         YEAR ENDED JULY 31
                                                             -----------------------------------------
                                                                 2006           2005          2004
Net asset value, beginning of period                            $12.07         $10.89        $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(3)                                 0.15           0.11          0.12
  Capital gain distributions received from affiliated funds(3)    0.12           0.07          0.01
  Net realized and unrealized gain (loss)                         0.40           1.10          0.86
                                                                ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.67           1.28          0.99
                                                                ------         ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.16)         (0.10)        (0.10)
  Distributions from net realized gains                          (0.69)            --(5)         --
                                                                ------         ------        ------
     TOTAL DISTRIBUTIONS                                         (0.85)         (0.10)        (0.10)
                                                                ------         ------        ------
     Change in net asset value                                   (0.18)          1.18          0.89
                                                                ------         ------        ------
NET ASSET VALUE, END OF PERIOD                                  $11.89         $12.07        $10.89
                                                                ======         ======        ======
Total return(1)                                                   5.76%         11.76%         9.89%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $51,755        $47,934       $29,566
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses(2)                                       0.20%(4)       0.40%         0.40%
  Gross operating expenses(2)                                     0.45%          0.45%         0.77%
  Net investment income                                           1.25%          0.93%         1.11%
Portfolio turnover                                                  74%             4%           0%

                                                                              CLASS C
                                                             -----------------------------------------
                                                                         YEAR ENDED JULY 31
                                                             -----------------------------------------
                                                                  2006           2005          2004
Net asset value, beginning of period                            $12.02         $10.86        $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)(3)                                 0.06           0.02          0.04
  Capital gain distributions received from affiliated funds(3)    0.12           0.07          0.01
  Net realized and unrealized gain (loss)                         0.40           1.10          0.85
                                                                ------         ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                             0.58          1.19          0.90
                                                                ------         ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.07)         (0.03)        (0.04)
  Distributions from net realized gains                          (0.69)            --(5)         --
                                                                ------         ------        ------
     TOTAL DISTRIBUTIONS                                         (0.76)         (0.03)        (0.04)
                                                                ------         ------        ------
Change in net asset value                                        (0.18)          1.16          0.86
                                                                ------         ------        ------
NET ASSET VALUE, END OF PERIOD                                  $11.84         $12.02        $10.86
                                                                ======         ======        ======
Total return(1)                                                   4.99%         11.01%         9.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $75,168        $84,281       $58,012
RATIO TO AVERAGE NET ASSETS OF:
  Net operating expenses(2)                                       0.96%(4)       1.15%         1.15%
  Gross operating expenses(2)                                     1.19%          1.20%         1.47%
  Net investment income                                           0.48%          0.19%         0.34%
Portfolio turnover                                                  74%             4%            0%

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX WEALTH GUARDIAN PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX WEALTH GUARDIAN PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: For the fiscal year ended July 31, 2006, the PHOLIO's Class A shares returned 4.43% and Class C shares returned 3.63%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.38%, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.46%; and the Wealth Guardian PHOLIO Composite Index (60% S&P 500(R) Index and 40% Lehman Brothers Aggregate Index), the PHOLIO's style-specific benchmark, returned 3.85%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: The Phoenix Wealth Guardian PHOLIO was reconstituted in August 2005 with 10 new underlying funds to provide enhanced diversification. The Fund benefited from its majority exposure to equities, as equity markets generally outperformed fixed income markets over the fiscal year. In particular, the Fund's allocation to international equities provided substantial returns as foreign equity markets soared by over 24%. With a weighting to international equities composed of the Phoenix Foreign Opportunities and Phoenix International Strategies mutual funds, the portfolio benefited from the substantial performance of non-U.S. stocks compared to U.S. markets.

      The portfolio's allocation to a real estate securities fund also provided superior returns. REIT indices outperformed large cap indices by a wide margin in the past year, and the performance of the Phoenix Real Estate Securities Fund was excellent. Also enhancing returns was an allocation to the Phoenix Total Value Fund, which invests in large cap value stocks. Since large cap value stocks outperformed the S&P 500, the allocation to large cap value contributed to the Fund's performance.

      Small positive contributions were made by allocations to a mid cap value fund and a global utilities stock fund.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund. The Phoenix Market Neutral Fund underperformed both its benchmark and the S&P 500. The Phoenix Market Neutral Fund allocation was small in the overall portfolio. Also hurting performance were allocations to three growth mutual funds, one specializing in large cap stocks and two specializing in mid-cap stocks. Since value stocks outperformed their growth counterparts, it was not unexpected to see these growth funds hurt the performance of the portfolio during the last year.

      Finally, the Fund's allocation to a core large cap growth and income fund produced returns that about equaled the benchmark return.

                                                                     AUGUST 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Guardian PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                           PERIODS ENDING 7/31/06

                                                         INCEPTION   INCEPTION
                                              1 YEAR    TO 7/31/06      DATE
                                             --------  ------------ -----------
    Class A Shares at NAV(2)                   4.43%       7.75%       8/1/03
    Class A Shares at POP(3)                  (1.57)       5.64        8/1/03

    Class C Shares at NAV(2)                   3.63        6.96        8/1/03
    Class C Shares with CDSC(4)                3.63        6.96        8/1/03

    S&P 500(R) Index                           5.38       11.17        8/1/03

    Lehman Brothers Aggregate Bond Index       1.46        3.70        8/1/03

    Wealth Guardian PHOLIO(SM)
      Composite Index                          3.85        8.22        8/1/03

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.
1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

GROWTH OF $10,000                                            PERIODS ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/1/03 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


                Phoenix           Phoenix
            Wealth Guardian   Wealth Guardian                Lehman Brothers   Wealth Guardian
               PHOLIO(SM)        PHOLIO(SM)     S&P 500(R)    Aggregate Bond      PHOLIO(SM)
                Class A           Class C         Index           Index        Composite Index
            ---------------   ----------------  ----------   ---------------   ---------------
    8/1/03      $ 9,425           $10,000        $10,000         $10,000           $10,000
   7/30/04       10,287            10,829         11,433          10,489            11,060
   7/29/05       11,289            11,808         13,038          10,992            12,206
   7/31/06       11,789            12,237         13,740          11,152            12,676

For information regarding the indexes, see the glossary on page 3.


                        See Notes to Financial Statements
24

Phoenix Wealth Guardian PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Guardian PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                             Beginning            Ending         Expenses Paid
Wealth Guardian PHOLIO     Account Value       Account Value        During
      Class A            January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   ---------------   --------------
Actual                      $1,000.00            $1,001.60          $0.08

Hypothetical (5% return
  before expenses)           1,000.00             1,024.71           0.09

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.02%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 4.43%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,044.30.


                             Beginning            Ending         Expenses Paid
Wealth Guardian PHOLIO     Account Value       Account Value        During
      Class C            January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   ---------------   --------------
Actual                      $1,000.00            $  997.80          $3.81

Hypothetical (5% return
  before expenses)           1,000.00             1,020.94           3.86

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.77%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE YEAR ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR WAS 3.63%. AN INVESTMENT OF $1,000.00 AT JULY 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,036.30.


 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Guardian PHOLIO


Fund Investment Allocation                                              7/31/06

As a percentage of total investments

(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Domestic Equity Funds                  46%
Domestic Fixed Income Funds            39
Foreign Equity Funds                   15


                             SCHEDULE OF INVESTMENTS
                                 JULY 31, 2006

                                                      SHARES      VALUE
                                                    ---------   ---------
MUTUAL FUNDS--99.3%
DOMESTIC EQUITY FUNDS(c)--45.8%
Phoenix Dynamic Growth Fund Class A(b) ...........   170,858    $ 1,713,707
Phoenix Fundamental Growth Fund Class A(b) .......   503,988      5,105,402
Phoenix Growth & Income Fund Class A .............   298,558      4,636,608
Phoenix Market Neutral Fund Class A(b) ...........   291,505      3,320,240
Phoenix Mid-Cap Value Fund Class A ...............    82,542      1,798,581
Phoenix Real Estate Securities Fund Class A ......    39,175      1,279,076
Phoenix Small-Cap Growth Fund Class A(b) .........    53,111      1,631,584
Phoenix Small-Cap Value Fund Class A .............    95,722      1,764,151
Phoenix Total Value Fund Class A .................   507,750      5,544,628
                                                                -----------
                                                                 26,793,977
                                                                -----------
FOREIGN EQUITY FUNDS(c)--14.5%
Phoenix Foreign Opportunities Fund Class A .......   112,243      2,495,158
Phoenix Global Utilities Fund Class A ............   110,107      1,203,467
Phoenix International Strategies Fund Class A ....   383,517      4,809,299
                                                                -----------
                                                                  8,507,924
                                                                -----------
DOMESTIC FIXED INCOME FUNDS(c)--39.0%
Phoenix Bond Fund Class A ........................   901,392      9,104,063
Phoenix High Yield Securities Fund Class A .......   234,657      2,297,290
Phoenix Institutional Bond Fund Class Y ..........   299,474      9,127,969


                                                      SHARES      VALUE
                                                    ---------   ---------
DOMESTIC FIXED INCOME FUNDS--CONTINUED
Phoenix Multi-Sector Short Term Bond Fund Class A    492,160    $ 2,303,308
                                                                -----------
                                                                 22,832,630
                                                                -----------
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $55,797,950)                                    58,134,531
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $55,797,950)                                    58,134,531
---------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)
                                                   ----------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
Clipper Receivables Co. LLC 5.29%, 8/1/06               $375        375,000
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $375,000)                                          375,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $56,172,950)                                    58,509,531(a)
Other assets and liabilities, net--0.1%                              35,146
                                                                -----------
NET ASSETS--100.0%                                              $58,544,677
                                                                ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,059,287 and gross depreciation of $918,502 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $56,368,746.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.

                        See Notes to Financial Statements
26

Phoenix Wealth Guardian PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 2006

ASSETS
Investment securities at value (Identified cost $56,172,950)    $58,509,531
Cash                                                                  1,990
Receivables
   Fund shares sold                                                 142,682
   Receivable from adviser                                           21,846
   Dividends                                                          8,729
Trustee retainer                                                        654
Prepaid expenses                                                     19,851
                                                                -----------
     Total assets                                                58,705,283
                                                                -----------
LIABILITIES
Payables
   Fund shares repurchased                                           91,589
   Professional fee                                                  23,269
   Distribution and service fees                                     21,405
   Transfer agent fee                                                10,995
   Financial agent fee                                                4,124
   Other accrued expenses                                             9,224
                                                                -----------
     Total liabilities                                              160,606
                                                                -----------
NET ASSETS                                                      $58,544,677
                                                                ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $55,567,435
Undistributed net investment income                                  72,816
Accumulated net realized gain                                       567,845
Net unrealized appreciation                                       2,336,581
                                                                -----------
NET ASSETS                                                      $58,544,677
                                                                ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $24,768,264)                2,189,178
Net asset value per share                                            $11.31
Offering price per share $11.31/(1-5.75%)                            $12.00

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $33,776,413)                2,989,131
Net asset value and offering price per share                         $11.30


                             STATEMENT OF OPERATIONS
                            YEAR ENDED JULY 31, 2006

INVESTMENT INCOME
Income distributions received from affiliated funds             $ 1,286,798
Interest                                                              7,184
                                                                -----------
     Total investment income                                      1,293,982
                                                                -----------
EXPENSES
Investment advisory fee                                              60,508
Distribution and service fees, Class C                              279,857
Financial agent fee                                                  71,597
Transfer agent                                                       68,084
Registration                                                         34,308
Trustees                                                             30,139
Printing                                                             25,989
Professional                                                         25,167
Custodian                                                            12,956
Miscellaneous                                                        12,884
                                                                -----------
     Total expenses                                                 621,489
Less expenses reimbursed by investment adviser                     (175,306)
Custodian fees paid indirectly                                         (191)
                                                                -----------
     Net expenses                                                   445,992
                                                                -----------
NET INVESTMENT INCOME (LOSS)                                        847,990
                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds     2,902,699
Capital gain distributions received from affiliated funds           534,279
Net change in unrealized appreciation (depreciation) on
  investments from affiliated funds                              (1,836,776)
                                                                -----------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS              1,600,202
                                                                -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                               $ 2,448,192
                                                                ===========

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                  Year Ended         Year Ended
                                                                                 July 31, 2006      July 31, 2005
                                                                                ---------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                   $   847,990        $   535,846
   Net realized gain (loss)                                                         3,436,978            283,923
   Net change in unrealized appreciation (depreciation)                            (1,836,776)         3,601,562
                                                                                  -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      2,448,192          4,421,331
                                                                                  -----------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                    (478,246)          (253,607)
   Net investment income, Class C                                                    (447,365)          (271,275)
   Net realized short-term gains, Class A                                            (213,263)                --
   Net realized short-term gains, Class C                                            (339,237)                --
   Net realized long-term gains, Class A                                             (951,481)            (3,604)
   Net realized long-term gains, Class C                                           (1,513,518)            (8,499)
                                                                                  -----------        -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (3,943,110)          (536,985)
                                                                                  -----------        -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (856,254 and 1,090,914 shares, respectively)       9,783,645         12,243,290
   Net asset value of shares issued from reinvestment of distributions
     (113,730 and 17,604 shares, respectively)                                      1,268,792            200,211
   Cost of shares repurchased (562,827 and 274,678 shares, respectively)           (6,422,350)        (3,092,213)
                                                                                  -----------        -----------
Total                                                                               4,630,087          9,351,288
                                                                                  -----------        -----------
CLASS C
   Proceeds from sales of shares (480,977 and 1,321,823 shares, respectively)       5,476,904         14,738,790
   Net asset value of shares issued from reinvestment of distributions
     (64,763 and 9,278 shares, respectively)                                          721,732            105,468
   Cost of shares repurchased (1,027,548 and 505,099 shares, respectively)        (11,736,494)        (5,669,378)
                                                                                  -----------        -----------
Total                                                                              (5,537,858)         9,174,880
                                                                                  -----------        -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (907,771)        18,526,168
                                                                                  -----------        -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (2,402,689)        22,410,514

NET ASSETS
   Beginning of period                                                             60,947,366        $38,536,852
                                                                                  -----------        -----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
      $72,816 AND $50,771, RESPECTIVELY)                                          $58,544,677        $60,947,366
                                                                                  ===========        ===========

                        See Notes to Financial Statements

Phoenix Wealth Guardian PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                                             -----------------------------------------
                                                                         YEAR ENDED JULY 31
                                                             -----------------------------------------
                                                                 2006           2005          2004
Net asset value, beginning of period                           $11.61         $10.74         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.22(3)        0.17           0.17
   Capital gain distributions received from affiliated funds     0.10(3)        0.06             --(5)
   Net realized and unrealized gain (loss)                       0.18           0.81           0.74
                                                               ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.50           1.04           0.91
                                                               ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.23)         (0.17)         (0.17)
   Distributions from net realized gains                        (0.57)            --(5)          --
                                                               ------         ------         ------
     TOTAL DISTRIBUTIONS                                        (0.80)         (0.17)         (0.17)
                                                               ------         ------         ------
Change in net asset value                                       (0.30)          0.87           0.74
                                                               ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                 $11.31         $11.61         $10.74
                                                               ======         ======         ======
Total return(1)                                                  4.43%          9.74%          9.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $24,768        $20,696        $10,182
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                     0.26%(4)       0.52%          0.52%
   Gross operating expenses(2)                                   0.56%          0.65%          1.35%
   Net investment income                                         1.92%          1.56%          1.92%
Portfolio turnover                                                 67%             5%             1%

                                                                              CLASS C
                                                             -----------------------------------------
                                                                         YEAR ENDED JULY 31
                                                             -----------------------------------------
                                                                 2006           2005          2004
Net asset value, beginning of period                           $11.60        $ 10.72         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                  0.12(3)        0.09           0.12
   Capital gain distributions received from affiliated funds     0.10(3)        0.06           0.01
Net realized and unrealized gain (loss)                          0.19           0.81           0.70
                                                               ------         ------         ------
     TOTAL FROM INVESTMENT OPERATIONS                            0.41           0.96           0.83
                                                               ------         ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income                         (0.14)         (0.08)         (0.11)
   Distributions from net realized gains                        (0.57)            --(5)          --
                                                               ------         ------         ------
     TOTAL DISTRIBUTIONS                                        (0.71)         (0.08)         (0.11)
                                                               ------         ------         ------
Change in net asset value                                       (0.30)          0.88           0.72
                                                               ------         ------         ------
NET ASSET VALUE, END OF PERIOD                                 $11.30         $11.60         $10.72
                                                               ======         ======         ======
Total return(1)                                                  3.63%          9.03%          8.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $33,776        $40,252        $28,355
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                     1.03%(4)       1.27%          1.27%
   Gross operating expenses(2)                                   1.31%          1.40%          1.98%
   Net investment income                                         1.08%          0.80%          1.19%
Portfolio turnover                                                 67%             5%             1%

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX WEALTH PRESERVER PHOLIO

A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX WEALTH PRESERVER PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: As the PHOLIO's inception date was August 4, 2005, it did not achieve a full year of performance as of July 31, 2006. However, for the period of August 4, 2005 through July 31, 2006, the PHOLIO's Class A shares returned 4.37% and Class C shares returned 3.65%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.22%, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.57%; and the Wealth Preserver PHOLIO Composite Index (60% Lehman Brothers Aggregate Index and 40% S&P 500(R) Index), the PHOLIO's style-specific benchmark, returned 3.07%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: The Fund benefited from its exposure to equities, as equity markets generally outperformed fixed income markets over the fiscal year. In particular, the Fund's allocation to international equities provided substantial returns as foreign equity markets soared by over 24%. With a weighting to international equities composed of the Phoenix Foreign Opportunities and Phoenix International Strategies mutual funds, the portfolio benefited from the substantial performance of non-U.S. stocks compared to U.S. markets.

      The portfolio's allocation to a real estate securities fund also provided superior returns. REIT indices outperformed large cap indices by a wide margin in the past year, and the performance of the Phoenix Real Estate Securities Fund was excellent. Also enhancing returns was an allocation to the Phoenix Total Value Fund, which invests in large cap value stocks. Since large cap value stocks outperformed the S&P 500, the allocation to large cap value contributed to the Fund's performance.

      All of the portfolio's allocations to fixed income funds benefited performance during the fiscal year. In particular, the Fund's allocation to a high yield securities fund enhanced performance as high yield bonds outperformed the aggregate U.S. bond market. The portfolio's two largest fixed income fund allocations beat their benchmarks.

      Small positive contributions were made by allocations to a small cap value fund and a global utilities stock fund.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund. The Phoenix Market Neutral Fund underperformed both its benchmark and the S&P 500. The Phoenix Market Neutral Fund allocation was small in the overall portfolio. Also hurting performance were allocations to two growth mutual funds, one specializing in large cap stocks, and the other specializing in small cap stocks. Since value stocks outperformed their growth counterparts, it was not unexpected to see these growth funds hurt the performance of the portfolio during the last year.

      Finally, the Fund's allocation to a core large cap growth and income fund produced returns that about equaled the benchmark return.

                                                                    AUGUST 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Wealth Preserver PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 7/31/06

                                                    INCEPTION      INCEPTION
                                                   TO 7/31/06        DATE
                                                  ------------    -----------
        Class A Shares at NAV(2)                      4.37%          8/4/05
        Class A Shares at POP(3)                     (1.63)          8/4/05

        Class C Shares at NAV(2)                      3.65           8/4/05
        Class C Shares with CDSC(4)                   2.65           8/4/05

        S&P 500(R)  Index                             5.22           8/4/05

        Lehman Brothers Aggregate Bond Index          1.57           8/4/05
        Wealth Preserver PHOLIO(SM) Composite Index   3.07           8/4/05


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


GROWTH OF $10,000                                             PERIOD ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/4/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS  USED IN PRINTED GRAPHIC


             Phoenix            Phoenix
         Wealth Preserver   Wealth Preserver                  Lehman Brothers    Wealth Preserver
            PHOLIO(SM)         PHOLIO(SM)       S&P 500(R)     Aggregate Bond       PHOLIO(SM)
             Class A            Class C           Index            Index         Composite Index
         ----------------   ----------------    ----------    ---------------    ----------------
   8/4/05    $9,425             $10,000          $10,000          $10,000            $10,000
   7/31/06    9,837              10,265           10,522           10,157             10,307

For information regarding the indexes, see the glossary on page 3.

Phoenix Wealth Preserver PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Wealth Preserver PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

       Wealth                Beginning            Ending         Expenses Paid
  Preserver PHOLIO         Account Value       Account Value        During
       Class A           January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   ---------------   --------------
Actual                      $1,000.00            $1,003.80          $0.05
Hypothetical (5% return
  before expenses)           1,000.00             1,024.75           0.05

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.01%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 4.37%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,043.70.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

      Wealth                Beginning             Ending         Expenses Paid
  Preserver PHOLIO         Account Value       Account Value        During
      Class C            January 31, 2006      July 31, 2006        Period*
---------------------   -------------------   ---------------   --------------
Actual                      $1,000.00            $1,000.90          $3.77
Hypothetical (5% return
  before expenses)           1,000.00             1,020.98           3.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.76%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 3.65%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,036.50

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Wealth Preserver PHOLIO

Fund Investment Allocation        7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Domestic Fixed Income Funds       61%
Domestic Equity Funds             30
Foreign Equity Funds               9


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006


                                                     SHARES        VALUE
                                                  ------------   ----------
MUTUAL FUNDS--99.4%
DOMESTIC EQUITY FUNDS(c)--29.9%
Phoenix Fundamental Growth Fund Class A(b) ....         10,351   $  104,854
Phoenix Growth & Income Fund Class A. .........          6,234       96,822
Phoenix Market Neutral Fund Class A(b) ........          3,467       39,486
Phoenix Real Estate Securities Fund Class A ...            470       15,335
Phoenix Small-Cap Growth Fund Class A(b) ......            817       25,092
Phoenix Small-Cap Value Fund Class A. .........          1,478       27,233
Phoenix Total Value Fund Class A...............         10,377      113,317
                                                                 ----------
                                                                    422,139
                                                                 ----------
FOREIGN EQUITY FUNDS(c)--8.9%
Phoenix Foreign Opportunities Fund Class A ....          1,914       42,538
Phoenix Global Utilities Fund Class A .........          1,330       14,534
Phoenix International Strategies Fund Class A .          5,424       68,011
                                                                 ----------
                                                                    125,083
                                                                 ----------

                                                     SHARES        VALUE
                                                  ------------   ----------

DOMESTIC FIXED INCOME FUNDS(c)--60.6%
Phoenix Bond Fund Class A............                   33,152   $  334,837
Phoenix High Yield Securities Fund Class A               8,388       82,118
Phoenix Institutional Bond Fund Class Y                 11,690      356,302

Phoenix Multi-Sector Short Term Bond
  Fund Class A                                          17,388       81,377
                                                                 ----------
                                                                    854,634
                                                                 ----------
---------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $1,397,176)                                      1,401,856
---------------------------------------------------------------------------
TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $1,397,176)                                      1,401,856(a)
Other assets and liabilities, net--0.6%                               9,120
                                                                 ----------
NET ASSETS--100.0%                                               $1,410,976
                                                                 ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,506 and gross depreciation of $17,452 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,400,802.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Wealth Preserver PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2006


ASSETS
Investment securities at value (Identified cost $1,397,176)     $1,401,856
Receivables
   Investment securities sold                                       15,420
   Dividends                                                           308
Trustee retainer                                                       162
Prepaid expenses                                                    17,047
                                                                ----------
     Total assets                                                1,434,793
                                                                ----------
LIABILITIES
Cash overdraft                                                       5,951
Payables
   Professional fee                                                 11,503
   Transfer agent fee                                                3,771
   Investment advisory fee                                           1,308
   Distribution and service fees                                       161
   Financial agent fee                                                  99
   Other accrued expenses                                            1,024
                                                                ----------
     Total liabilities                                              23,817
                                                                ----------
NET ASSETS                                                      $1,410,976
                                                                ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $1,402,074
Undistributed net investment income                                  2,587
Accumulated net realized gain                                        1,635
Net unrealized appreciation                                          4,680
                                                                ----------
NET ASSETS                                                      $1,410,976
                                                                ==========

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,154,716)                  113,400
Net asset value per share                                           $10.18
Offering price per share $10.18/(1-5.75%)                           $10.80

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $256,260)                     25,175
Net asset value and offering price per share                        $10.18


                             STATEMENT OF OPERATIONS
                         FROM INCEPTION AUGUST 4, 2005
                                TO JULY 31, 2006

INVESTMENT INCOME
Income distributions received from affiliated funds              $  27,565
Interest                                                               450
                                                                 ---------
     Total investment income                                        28,015
                                                                 ---------
EXPENSES
Investment advisory fee                                                825
Distribution and service fees, Class C                               1,197
Financial agent fee                                                 62,794
Transfer agent                                                      35,811
Registration                                                        30,708
Trustees                                                            22,872
Professional                                                        16,177
Custodian                                                            6,358
Printing                                                             2,667
Miscellaneous                                                        7,881
                                                                 ---------
     Total expenses                                                187,290
Less expenses reimbursed by investment adviser                    (184,367)
Custodian fees paid indirectly                                        (717)
                                                                 ---------
     Net expenses                                                    2,206
                                                                 ---------
NET INVESTMENT INCOME (LOSS)                                        25,809
                                                                 ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds       (2,478)
Capital gain distributions received from affiliated funds            5,742
Net change in unrealized appreciation (depreciation)
  on investments from affiliated funds                               4,680
                                                                 ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                 7,944
                                                                 ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                $  33,753
                                                                 =========

                        See Notes to Financial Statements

Phoenix Wealth Preserver PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         From Inception
                                                                                        August 4, 2005 to
                                                                                         July 31, 2006
                                                                                       ------------------
FROM OPERATIONS
   Net investment income (loss)                                                            $   25,809
   Net realized gain (loss)                                                                     3,264
   Net change in unrealized appreciation (depreciation)                                         4,680
                                                                                           ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 33,753
                                                                                           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (21,705)
   Net investment income, Class C                                                              (3,146)
                                                                                           ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (24,851)
                                                                                           ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (115,220 shares)                                           1,166,457
   Net asset value of shares issued from reinvestment of distributions (2,156 shares)          21,622
   Cost of shares repurchased (3,976 shares)                                                  (40,847)
                                                                                           ----------
Total                                                                                       1,147,232
                                                                                           ----------
CLASS C
   Proceeds from sales of shares (25,024 shares)                                              253,364
   Net asset value of shares issued from reinvestment of distributions (304 shares)             3,050
   Cost of shares repurchased (153 shares)                                                     (1,572)
                                                                                           ----------
Total                                                                                         254,842
                                                                                           ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                1,402,074
                                                                                           ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    1,410,976

NET ASSETSS
   Beginning of period                                                                             --
                                                                                           ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,587)                 $1,410,976
                                                                                           ==========

                        See Notes to Financial Statements
36

Phoenix Wealth Preserver PHOLIO


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                          CLASS A
                                                                     ------------------
                                                                      FROM INCEPTION
                                                                     AUGUST 4, 2005 TO
                                                                       JULY 31, 2006
                                                                     ------------------
Net asset value, beginning of period                                      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                          0.34
   Capital gain distributions received from affiliated funds(3)             0.07
   Net realized and unrealized gain (loss)                                  0.02
                                                                          ------
     TOTAL FROM INVESTMENT OPERATIONS                                       0.43
                                                                          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                    (0.25)
                                                                          ------
     TOTAL DISTRIBUTIONS                                                   (0.25)
                                                                          ------
Change in net asset value                                                   0.18
                                                                          ------
NET ASSET VALUE, END OF PERIOD                                            $10.18
                                                                          ======
Total return(1)                                                             4.37%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                     $1,155
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                0.12%(4)(6)
   Gross operating expenses(2)                                             21.29%(6)
   Net investment income (loss)                                             3.35%(6)
Portfolio turnover                                                            28%(5)

                                                                          CLASS C
                                                                     ------------------
                                                                       FROM INCEPTION
                                                                      AUGUST 4, 2005 TO
                                                                        JULY 31, 2006
                                                                     ------------------
Net asset value, beginning of period                                      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                         0.22
   Capital gain distributions received from affiliated funds(3)            0.05
   Net realized and unrealized gain (loss)                                 0.09
                                                                          ------
     TOTAL FROM INVESTMENT OPERATIONS                                       0.36
                                                                          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                    (0.18)
                                                                          ------
     TOTAL DISTRIBUTIONS                                                   (0.18)
                                                                          ------
Change in net asset value                                                   0.18
                                                                          ------
NET ASSET VALUE, END OF PERIOD                                            $10.18
                                                                          ======
Total return(1)                                                             3.65%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $256
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                0.89%(4)(6)
   Gross operating expenses(2)                                             28.13%(6)
   Net investment income (loss)                                             2.19%(6)
Portfolio turnover                                                            28%(5)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX CONSERVATIVE INCOME PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA

Q: HOW DID THE PHOENIX CONSERVATIVE INCOME PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: As the PHOLIO's inception date was August 4, 2005, it did not achieve a full year of performance as of July 31, 2006. However, for the period of August 4, 2005 through July 31, 2006, the PHOLIO's Class A shares returned 2.98% and
Class C shares returned 2.24%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.22%; the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index, returned 1.57%; and the Conservative Income PHOLIO Composite Index (80% Lehman Brothers Aggregate Bond Index and 20% S&P 500(R) Index), the PHOLIO's style-specific benchmark, returned 2.32%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: The Fund's performance was largely driven by its majority allocation to fixed income funds. Bond market returns were modest during the Fund's fiscal year, and bond market returns generally were lower than equity market returns. The Fund's core bond fund allocations outperformed their benchmarks modestly, contributing to overall returns. The Fund's high yield bond fund allocation contributed positively as high yield bonds outperformed the general bond market in the past year. Lastly, the Fund's allocation to a multi-sector short-term bond fund beat its benchmark.

      Even with a small allocation to equities, the Fund's performance benefited from its allocations to three equity funds. In particular, the Fund's allocation to international equities provided substantial returns as foreign equity markets soared by over 24%. Even with a small weighting to international equities, your PHOLIO benefited from the substantial performance of non-U.S. stocks compared to U.S. markets.

      Your PHOLIO's allocation to a real estate securities fund also provided superior returns. REIT indices outperformed large cap indices by a wide margin in the past year, and the performance of the Phoenix Real Estate Securities Fund was excellent. Also enhancing returns was an allocation to the Phoenix Total Value Fund, which invests in large cap value stocks. Since large cap value stocks outperformed the S&P 500, the allocation to large cap value contributed to the Fund's performance.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund, which underperformed its benchmark and the S&P 500. The Phoenix Market Neutral Fund allocation was small in the overall portfolio. Also hurting performance was an allocation to a large cap growth mutual fund. Since value stocks outperformed their growth counterparts, it was not unexpected to see this growth fund hurt the performance of your PHOLIO during the last year.

                                                                     AUGUST 2006



THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Conservative Income PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 7/31/06


                                                    INCEPTION    INCEPTION
                                                    TO 7/31/06      DATE
                                                    ----------   ----------
      Class A Shares at NAV(2)                         2.98%       8/4/05
      Class A Shares at POP(3)                        (2.94)       8/4/05

      Class C Shares at NAV(2)                         2.24        8/4/05
      Class C Shares with CDSC(4)                      1.24        8/4/05

      S&P 500(R) Index                                 5.22        8/4/05

      Lehman Brothers Aggregate Bond Index             1.57        8/4/05

      Conservative Income PHOLIO(SM) Composite Index   2.32        8/4/05

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


GROWTH OF $10,000                                             PERIOD ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 8/4/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


              Phoenix          Phoenix                        Lehman
            Conservative     Conservative                    Brothers      Conservative
               Income           Income                      Aggregate         Income
             PHOLIO(SM)       PHOLIO(SM)     S&P 500(R)        Bond         PHOLIO(SM)
              Class A          Class C         Index          Index      Composite Index
            ------------     -------------   ----------     ----------   ---------------
    8/4/05     $9,425          $10,000         $10,000        $10,000         $10,000
   7/31/06      9,706           10,124          10,522         10,157          10,232

For information regarding the indexes, see the glossary on page 3.

                        See Notes to Financial Statements
40

Phoenix Conservative Income PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Conservative Income PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.



   Conservative              Beginning            Ending        Expenses Paid
  Income PHOLIO            Account Value         Account         Value During
     Class A             January 31, 2006     July 31, 2006         Period*
 ---------------        ------------------   ---------------  ---------------
Actual                      $1,000.00           $1,009.00           $0.01
Hypothetical (5% return
  before expenses)           1,000.00            1,024.79            0.01

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.00%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 2.98%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,029.80.


 Conservative                 Beginning            Ending         Expenses Paid
Income PHOLIO               Account Value          Account         Value During
   Class C                January 31, 2006      July 31, 2006         Period*
--------------------------------------------------------------------------------
Actual                        $1,000.00           $1,005.80            $3.78
Hypothetical (5% return
  before expenses)             1,000.00            1,020.98             3.82

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.76%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 2.24%. AN INVESTMENT OF $1,000.00 AT AUGUST 4, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,022.40.


 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Conservative Income PHOLIO

Fund Investment Allocation                                               7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  Domestic Fixed Income Funds       80%
  Domestic Equity Funds             15
  Foreign Equity Funds               5


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006

                                                           SHARES      VALUE
                                                          --------   ---------
MUTUAL FUNDS--84.8%

DOMESTIC EQUITY FUNDS(c)--12.7%
Phoenix Fundamental Growth Fund Class A(b) ..........       3,076    $ 31,160
Phoenix Growth & Income Fund Class A ................       1,577      24,499
Phoenix Market Neutral Fund Class A(b) ..............       2,071      23,583
Phoenix Real Estate Securities Fund Class A .........         273       8,920
Phoenix Total Value Fund Class A.....................       3,032      33,113
                                                                     --------
                                                                      121,275
                                                                     --------
FOREIGN EQUITY FUNDS(c)--4.3%
Phoenix Global Utilities Fund Class A ...............         779       8,510
Phoenix International Strategies Fund Class A .......       2,556      32,052
                                                                     --------
                                                                       40,562
                                                                     --------

                                                           SHARES      VALUE
                                                          --------   ---------

DOMESTIC FIXED INCOME FUNDS(c)--67.8%
Phoenix Bond Fund Class A ...........................      25,482   $ 257,367
Phoenix High Yield Securities Fund Class A ..........       6,602      64,631
Phoenix Institutional Bond Fund Class Y .............       8,501     259,097

Phoenix Multi-Sector Short Term Bond
   Fund Class A .....................................      13,697      64,102
                                                                     --------
                                                                      645,197
                                                                     --------
-------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $805,359)                                            807,034
-------------------------------------------------------------------------------
TOTAL INVESTMENTS--84.8%
(IDENTIFIED COST $805,359)                                            807,034(a)

Other assets and liabilities, net--15.2%                              145,117
                                                                     --------
NET ASSETS--100.0%                                                   $952,151
                                                                     ========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,462 and gross depreciation of $10,726 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $812,298.
(b) Non-income producing.
(c) Affiliated Fund.

                        See Notes to Financial Statements

Phoenix Conservative Income PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 2006


ASSETS
Investment securities at value (Identified cost $805,359)           $  807,034
Cash                                                                    78,810
Receivables
   Fund shares sold                                                    131,488
   Dividends                                                               246
Trustee retainer                                                           158
Prepaid expenses                                                        17,002
                                                                    ----------
     Total assets                                                    1,034,738
                                                                    ----------
LIABILITIES
Payables
   Investment securities purchased                                      66,310
   Professional fee                                                     11,502
   Transfer agent fee                                                    3,699
   Distribution and service fees                                           152
   Investment advisory fee                                                 116
   Financial agent fee                                                      51
   Other accrued expenses                                                  757
                                                                    ----------
     Total liabilities                                                  82,587
                                                                    ----------
NET ASSETS                                                          $  952,151
                                                                    ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $  953,987
Undistributed net investment income                                      1,899
Accumulated net realized loss                                           (5,410)
Net unrealized appreciation                                              1,675
                                                                    ----------
NET ASSETS                                                          $  952,151
                                                                    ==========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $617,932)                         61,974
Net asset value per share                                               $ 9.97
Offering price per share $9.97/(1-5.75%)                                $10.58

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $334,219)                         33,544
Net asset value and offering price per share                            $ 9.96



                             STATEMENT OF OPERATIONS
                         FROM INCEPTION AUGUST 4, 2005
                                TO JULY 31, 2006


INVESTMENT INCOME
Income distributions received from affiliated funds                  $  16,793
Interest                                                                   724
                                                                     ---------
     Total investment income                                            17,517
                                                                     ---------
EXPENSES
Investment advisory fee                                                    406
Distribution and service fees, Class C                                   1,060
Financial agent fee                                                     62,730
Transfer agent                                                          35,443
Registration                                                            30,668
Trustees                                                                22,853
Professional                                                            16,175
Custodian                                                                5,348
Printing                                                                 2,247
Miscellaneous                                                            7,863
                                                                     ---------
     Total expenses                                                    184,793
Less expenses reimbursed by investment adviser                        (182,888)
Custodian fees paid indirectly                                            (364)
                                                                     ---------
     Net expenses                                                        1,541
                                                                     ---------
NET INVESTMENT INCOME (LOSS)                                            15,976
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds           (5,984)
Capital gain distributions received from affiliated funds                1,270
Net change in unrealized appreciation (depreciation) on
  investments from affiliated funds                                      1,675
                                                                     ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                    (3,039)
                                                                     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      $  12,937
                                                                     =========

                        See Notes to Financial Statements

Phoenix Conservative Income PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          From Inception
                                                                                         August 4, 2005 to
                                                                                           July 31, 2006
                                                                                        -------------------
FROM OPERATIONS
   Net investment income (loss)                                                             $  15,976
   Net realized gain (loss)                                                                    (4,714)
   Net change in unrealized appreciation (depreciation)                                         1,675
                                                                                            ---------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 12,937
                                                                                            ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                             (10,076)
   Net investment income, Class C                                                              (4,697)
                                                                                            ---------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                  (14,773)
                                                                                            ---------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (104,984 shares)                                           1,053,364
   Net asset value of shares issued from reinvestment of distributions (939 shares)             9,222
   Cost of shares repurchased (43,949 shares)                                                (442,773)
                                                                                            ---------
Total                                                                                         619,813
                                                                                            ---------
CLASS C
   Proceeds from sales of shares (33,692 shares)                                              335,644
   Net asset value of shares issued from reinvestment of distributions (369 shares)             3,645
   Cost of shares repurchased (517 shares)                                                     (5,115)
                                                                                            ---------
Total                                                                                         334,174
                                                                                            ---------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  953,987
                                                                                            ---------
   NET INCREASE (DECREASE) IN NET ASSETS                                                      952,151
                                                                                            ---------
NET ASSETS
   Beginning of period                                                                             --
                                                                                            ---------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,899)                  $ 952,151
                                                                                            =========

                        See Notes to Financial Statements
44

Phoenix Conservative Income PHOLIO

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS A
                                                                    --------------------
                                                                       FROM INCEPTION
                                                                      AUGUST 4, 2005 TO
                                                                        JULY 31, 2006
                                                                    --------------------
Net asset value, beginning of period                                      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                          0.42
   Capital gain distributions received from affiliated funds(3)             0.02
   Net realized and unrealized gain (loss)                                 (0.15)
                                                                          ------
     TOTAL FROM INVESTMENT OPERATIONS                                       0.29
                                                                          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                    (0.32)
                                                                          ------
     TOTAL DISTRIBUTIONS                                                   (0.32)
                                                                          ------
Change in net asset value                                                  (0.03)
                                                                          ------
NET ASSET VALUE, END OF PERIOD                                            $ 9.97
                                                                          ======
Total return(1)                                                             2.98%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $618
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                0.09%(4)(6)
   Gross operating expenses(2)                                             39.40%(6)
   Net investment income (loss)                                             4.25%(6)
Portfolio turnover                                                           169%(5)

                                                                           CLASS C
                                                                    ---------------------
                                                                       FROM INCEPTION
                                                                      AUGUST 4, 2005 TO
                                                                        JULY 31, 2006
                                                                    ---------------------
Net asset value, beginning of period                                      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                          0.33
   Capital gain distributions received from affiliated funds(3)             0.04
   Net realized and unrealized gain (loss)                                 (0.15)
                                                                          ------
     TOTAL FROM INVESTMENT OPERATIONS                                       0.22
                                                                          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                    (0.26)
                                                                          ------
     TOTAL DISTRIBUTIONS                                                   (0.26)
                                                                          ------
Change in net asset value                                                  (0.04)
                                                                          ------
NET ASSET VALUE, END OF PERIOD                                            $ 9.96
                                                                          ------
Total return(1)                                                             2.24%(5)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                       $334
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                0.92%(4)(6)
   Gross operating expenses(2)                                             56.70%(6)
   Net investment income (loss)                                             3.34%(6)
Portfolio turnover                                                           169%(5)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.
(5) Not annualized.
(6) Annualized.

                        See Notes to Financial Statements

PHOENIX DIVERSIFIER PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX DIVERSIFIER PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: As the PHOLIO's inception date was November 30, 2005, it did not achieve a full year of performance as of July 31, 2006. However, for the period of November 30, 2005 through July 31, 2006, the PHOLIO's Class A shares returned 6.72% and Class C shares returned 6.16%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 3.36%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: Your Fund was launched on November 30, 2005. The Fund has allocations to mutual funds and exchange traded funds that invest in different alternative investment markets. During the fiscal year, the Fund's performance benefited from the superior return performance of these alternative markets compared to the Fund's benchmark of the S&P 500 Index. The leading contributor to returns was an allocation to the Phoenix Real Estate Securities Fund, which invests in REITs, one of the top performing sectors of the equity market over the past year. This fund, and the REIT market, have had several years of very strong performance relative to the U.S. equity market. With a significant allocation to the REIT fund, your Fund's performance was significantly boosted.

      The Fund also benefited from an allocation to a mutual fund that invests in global utility stocks. Utility stocks and foreign stocks significantly outperformed the U.S. equity market and this Fund's performance reflected that outperformance. Your Fund's returns were enhanced by a significant allocation to The Phoenix Global Utilities Fund.

      The Fund's performance was negatively impacted by its allocation to a market neutral mutual fund. The Phoenix Market Neutral Fund underperformed both its benchmark and the S&P 500. The Phoenix Market Neutral Fund is a type of hedge fund that seeks to generate returns by owning superior stocks, and "shorting" or short selling stocks that are expected to underperform the market.

      In addition to investing in the above noted mutual funds, the Diversifier PHOLIO added the Deutsche Bank Commodity Tracking Index ETF and the Goldman Sachs Natural Resources Index Fund on July 1 for enhanced diversification.

                                                                   AUGUST 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix Diversifier PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                            PERIOD ENDING 7/31/06

                                                INCEPTION         INCEPTION
                                                TO 7/31/06           DATE
                                               ------------      -----------
        Class A Shares at NAV(2)                   6.72%           11/30/05
        Class A Shares at POP(3)                   0.59            11/30/05

        Class C Shares at NAV(2)                   6.16            11/30/05
        Class C Shares with CDSC(4)                5.16            11/30/05

        S&P 500(R) Index                           3.36            11/30/05


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

GROWTH OF $10,000                                             PERIOD ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/30/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Phoenix        Phoenix
            Diversifier    Diversifier
             PHOLIO(SM)     PHOLIO(SM)    S&P 500(R)
              Class A        Class C         Index
            -----------    -----------    ----------
  11/30/05    $ 9,425        $10,000       $10,000
   7/31/06     10,059         10,516        10,336

For information regarding the index, see the glossary on page 3.

Phoenix Diversifier PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Diversifier PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

 Diversifier                 Beginning             Ending         Expenses Paid
   PHOLIO                  Account Value        Account Value         During
  Class A                 January 31, 2006      July 31, 2006         Period*
-------------------------------------------------------------------------------
Actual                       $1,000.00            $1,045.20           $1.01
Hypothetical (5% return
  before expenses)            1,000.00             1,023.80            1.00


*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.20%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 6.72%. AN INVESTMENT OF $1,000.00 AT NOVEMBER 30, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,067.20.

   Diversifier                Beginning            Ending        Expenses Paid
     PHOLIO                 Account Value       Account Value        During
    Class C                January 31, 2006     July 31, 2006        Period*
----------------          ------------------   ---------------  ---------------
Actual                       $1,000.00           $1,041.30           $4.81
Hypothetical (5% return
 before expenses)             1,000.00            1,020.03            4.77


*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.95%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 6.16%. AN INVESTMENT OF $1,000.00 AT NOVEMBER 30, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,061.60.

 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Diversifier PHOLIO

Fund Investment Allocation                                               7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)

EDGAR REPRESENTATION OF DATA POINTS
USED IN PRINTED GRAPHIC

  Domestic Equity Funds             47%
  Foreign Equity Funds              24
  Exchange Traded Funds             23
  Other                              6


                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006



                                                         SHARES       VALUE
                                                        --------     --------
MUTUAL FUNDS--69.9%

DOMESTIC EQUITY FUNDS(c)--46.4%
Phoenix Market Neutral Fund Class A(b) ...............   36,506     $ 415,802
Phoenix Real Estate Securities Fund Class A ..........   13,023       425,199
                                                                    ---------
                                                                      841,001
                                                                    ---------
FOREIGN EQUITY FUND(c)--23.5%
Phoenix Global Utilities Fund Class A ................   39,008       426,355
-----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $1,232,035)                                        1,267,356
-----------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--23.2%

iShares Deutsche Bank Liquid Commodity Index Fund(b)      9,820       253,957

iShares Goldman Sachs Natural Resources Index Fund ...    1,630       165,779

-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $405,892)                                            419,736
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.1%
(IDENTIFIED COST $1,637,927)                                        1,687,092
-----------------------------------------------------------------------------


                                                        PAR VALUE
                                                          (000)       VALUE
                                                        ---------   ---------
SHORT-TERM INVESTMENTS--6.6%

COMMERCIAL PAPER(d)--6.6%
UBS Finance Delaware LLC 5.28%, 8/1/06 ...............     $120     $ 120,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $120,000)                                            120,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $1,757,927)                                        1,807,092(a)

Other assets and liabilities, net--0.3%                                 5,585
                                                                   ----------
NET ASSETS--100.0%                                                 $1,812,677
                                                                   ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $44,090 and gross depreciation of $0 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,763,002.
(b) Non-income producing.
(c) Affiliated Fund.
(d) The rate shown is the discount rate.

                       See Notes to Financial Statements
50

Phoenix Diversifier PHOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                 JULY 31, 2006

ASSETS
Investment securities at value
(Identified cost $1,757,927)                                        $1,807,092
Cash                                                                    22,510
Receivables
   Fund shares sold                                                    292,964
   Receivable from adviser                                              11,340
Trustee retainer                                                           160
Prepaid expenses                                                        16,367
                                                                    ----------
     Total assets                                                    2,150,433
                                                                    ----------
LIABILITIES
Payables
   Investment securities purchased                                     321,387
   Fund shares repurchased                                                 250
   Transfer agent fee                                                    3,531
   Distribution and service fees                                           187
   Financial agent fee                                                      85
   Other accrued expenses                                               12,316
                                                                    ----------
     Total liabilities                                                 337,756
                                                                    ----------
NET ASSETS                                                          $1,812,677
                                                                    ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $1,764,801
Undistributed net investment income                                      2,049
Accumulated net realized loss                                           (3,338)
Net unrealized appreciation                                             49,165
                                                                    ----------
NET ASSETS                                                          $1,812,677
                                                                    ==========

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $1,231,293)                      115,859
Net asset value per share                                               $10.63
Offering price per share $10.63/(1-5.75%)                               $11.28

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $581,384)                         54,950
NET ASSET VALUE AND OFFERING PRICE PER SHARE                            $10.58


                             STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 30, 2005
                                TO JULY 31, 2006


INVESTMENT INCOME
Income distributions received from affiliated funds                  $   3,770
Interest                                                                   414
                                                                     ---------
     Total investment income                                             4,184
                                                                     ---------
EXPENSES
Investment advisory fee                                                    317
Distribution and service fees, Class C                                     783
Financial agent fee                                                     37,781
Transfer agent                                                          22,292
Registration                                                            19,862
Professional                                                            14,899
Trustees                                                                13,118
Printing                                                                 1,787
Custodian                                                                1,265
Miscellaneous                                                            4,527
                                                                     ---------
     Total expenses                                                    116,631
Less expenses reimbursed by investment adviser                        (114,586)
Custodian fees paid indirectly                                            (628)
                                                                     ---------
     Net expenses                                                        1,417
                                                                     ---------
NET INVESTMENT INCOME (LOSS)                                             2,767
                                                                     ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss)
  on investments from affiliated funds                                  (4,418)
Capital gain distributions received from affiliated funds                1,110
Net change in unrealized appreciation (depreciation)
  on investments from affiliated funds                                  49,165
                                                                     ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                    45,857
                                                                     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                    $  48,624
                                                                     =========

                        See Notes to Financial Statements

Phoenix Diversifier PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                         From Inception
                                                                                      November 30, 2005 to
                                                                                         July 31, 2006
                                                                                     ----------------------
FROM OPERATIONS
   Net investment income (loss)                                                            $    2,767
   Net realized gain (loss)                                                                    (3,308)
   Net change in unrealized appreciation (depreciation)                                        49,165
                                                                                           ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 48,624
                                                                                           ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                (408)
   Net investment income, Class C                                                                (340)
                                                                                           ----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (748)
                                                                                           ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (117,420 shares)                                           1,212,084
   Net asset value of shares issued from reinvestment of distributions (41 shares)                408
   Cost of shares repurchased (1,602 shares)                                                  (16,455)
                                                                                           ----------
Total                                                                                       1,196,037
                                                                                           ----------
CLASS C
   Proceeds from sales of shares (54,916 shares)                                              568,424
   Net asset value of shares issued from reinvestment of distributions (34 shares)                340
   Cost of shares repurchased (0 shares)                                                           --
                                                                                           ----------
Total                                                                                         568,764
                                                                                           ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                1,764,801
                                                                                           ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    1,812,677

NET ASSETS
   Beginning of period                                                                             --
                                                                                           ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,049)                 $1,812,677
                                                                                           ==========

                        See Notes to Financial Statements
52

Phoenix Diversifier PHOLIO

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                                            ---------------------
                                                                                FROM INCEPTION
                                                                             NOVEMBER 30, 2005 TO
                                                                                 JULY 31, 2006
                                                                            ---------------------
Net asset value, beginning of period                                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                                    0.08
   Capital gain distributions received from affiliated funds(3)                       0.02
   Net realized and unrealized gain (loss)                                            0.57
                                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                                 0.67
                                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                              (0.04)
                                                                                    ------
     TOTAL DISTRIBUTIONS                                                             (0.04)
                                                                                    ------
Change in net asset value                                                             0.63
                                                                                    ------
NET ASSET VALUE, END OF PERIOD                                                      $10.63
                                                                                    ======
Total return(1)                                                                       6.72%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                               $1,231
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                          0.20%(5)
   Gross operating expenses(2)                                                       31.52%(5)
   Net investment income (loss)                                                       1.11%(5)
Portfolio turnover                                                                      81%(4)

                                                                                   CLASS C
                                                                            ---------------------
                                                                                FROM INCEPTION
                                                                             NOVEMBER 30, 2005 TO
                                                                                 JULY 31, 2006
                                                                            ---------------------
Net asset value, beginning of period                                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                                    0.03
   Capital gain distributions received from affiliated funds(3)                       0.04
   Net realized and unrealized gain (loss)                                            0.54
                                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                                 0.61
                                                                                    ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                              (0.03)
                                                                                    ------
     TOTAL DISTRIBUTIONS                                                             (0.03)
                                                                                    ------
Change in net asset value                                                             0.58
                                                                                    ------
NET ASSET VALUE, END OF PERIOD                                                      $10.58
                                                                                    ======
Total return(1)                                                                       6.16%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                                 $581
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                          0.95%(5)
   Gross operating expenses(2)                                                       46.88%(5)
   Net investment income (loss)                                                       0.38%(5)
Portfolio turnover                                                                      81%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX INTERNATIONAL PHOLIO


A DISCUSSION WITH THE FUND'S OVERSIGHT MANAGER, CHRISTOPHER WILKOS, CFA


Q: HOW DID THE PHOENIX INTERNATIONAL PHOLIO PERFORM FOR ITS FISCAL YEAR ENDED JULY 31, 2006?
A: As the PHOLIO's inception date was November 30, 2005, it did not achieve a full year of performance as of July 31, 2006. However, for the period of November 30, 2005 through July 31, 2006, the PHOLIO's Class A shares returned 11.63% and Class C shares returned 11.16%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 3.36% and MSCI EAFE(R), the PHOLIO's style-specific benchmark, returned 16.81%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?
A: During the Fund's fiscal year, the Federal Reserve (the "Fed") continued its measured process of increasing short-term interest rates. The Fed has raised rates a total of 17 times since beginning monetary tightening over two years ago, increasing the federal funds rate from 1% to 5.25%. The Fed continues to apply vigilance in dampening any potential inflationary pressures that may be building in the economy. Leadership at the Fed changed early in 2006, with long time chairman Alan Greenspan entering retirement and Ben Bernanke assuming the lead role. Market participants continue to evaluate Bernanke's skill and credibility in managing the Fed. Several of his comments caused market volatility during the spring.

      In the meantime, corporate profits in the U.S. continue to climb, and economic growth continues to be solid. After some weakening in the fourth quarter of 2005 caused primarily by the impact of hurricanes, the U.S. economy came roaring back in the first quarter of 2006, posting GDP growth of 5.6%. That growth moderated in the second quarter of 2006, falling to 2.5%. Most economists estimate that growth will continue at a moderate pace for the remainder of 2006.

      In a period of rising short-term interest rates, slowing growth and high energy prices, U.S. equities produced modest gains during the Fund's fiscal year. Large-cap stocks, as represented by the S&P 500(R) Index, had a total return of 5.38%. Small-cap stocks fared slightly worse, with the Russell 2000(R) Index returning 4.24%. Value stocks outperformed growth stocks in all capitalization categories. Most of the equity market gains occurred prior to May 2006, when the market experienced a sharp decline fueled by inflation fears.

      The big winners in the past year were REIT stocks and utility stocks. REIT stocks, as measured by the Dow Jones Wilshire Real Estate Securities Index, advanced over 17%, continuing their multi-year record of dominating U.S. equity returns. Utility stocks rose by almost 9%. On the negative side, the technology-laden NASDAQ Composite(R) Index declined by 3.48%.

      International markets also provided superior returns as evidenced by the 24.51% return of the MSCI EAFE(R) Index. After substantial gains, emerging equity markets saw a sharp correction in the second quarter but still returned over 28% during the fiscal year.

      Given increasing interest rates and low credit spreads, the U.S. bond market barely broke even, posting a return of 1.45% as measured by the Lehman Brothers Aggregate Bond Index. The above-mentioned actions of the Fed helped to drive all interest rates higher and create a nearly flat Treasury yield curve. As of July 31, three-month maturity U.S. Treasury bills actually yielded more than 10-year maturity Treasury notes. Higher yields negatively impacted all bond returns, although riskier high yield bonds posted returns of nearly 4% for the year.

      Finally, the story of the past year was the emergence of commodities as a viable investment alternative. With soaring energy and metal prices and continued demand from emerging economies such as China, commodities proved to be a superior investment with a return of over 16% as measured by the Dow Jones-AIG Commodity Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?
A: Your Fund was launched on November 30, 2005. The Fund has allocations to mutual funds and exchange traded funds that invest in international stock and bond markets. During the abbreviated fiscal year, the Fund's performance benefited from the superior return performance of international markets compared to the U.S. stock market. Foreign equity markets, as measured by the MSCI EAFE Index, were up over 16% from the Fund's inception through July 31, 2006. While your Fund's return trailed the MSCI EAFE index, it was superior to most U.S. equity alternatives. The portfolio also experienced slight underperformance due to a higher cash position in the Fund's first month of existence as new positions were being added to the portfolio. The cash position underperformed the rallying MSCI EAFE index.

      The Fund was also hurt by small allocations to a global utilities fund and an emerging market bond fund. These funds underperformed the MSCI EAFE Index. However, over the long term, we expect these diversifying funds to be beneficial to the overall Fund's return.

      In addition to investing in the above noted mutual funds, the International PHOLIO added an allocation to the ishares MSCI Japan Index Fund in June for enhanced diversification.

                                                                    AUGUST 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix International PHOLIO

AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIOD ENDING 7/31/06

                                            INCEPTION        INCEPTION
                                            TO 7/31/06         DATE
                                           ------------     -----------
        Class A Shares at NAV(2)              11.63%         11/30/05
        Class A Shares at POP(3)               5.21          11/30/05

        Class C Shares at NAV(2)              11.16          11/30/05
        Class C Shares with CDSC(4)           10.16          11/30/05

        S&P 500(R) Index                       3.36          11/30/05

        MSCI EAFE(R) Index                    16.81          11/30/05


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL  RETURNS  ARE  HISTORICAL  AND  INCLUDE  CHANGES IN SHARE  PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE)  TOTAL  RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC  OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC  (CONTINGENT  DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


GROWTH OF $10,000                                             PERIOD ENDING 7/31

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/30/05 (inception of the Fund) in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class C shares includes applicable CDSC charges since inception. Performance assumes dividends and capital gain distributions are reinvested.

(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                Phoenix         Phoenix
             International   International
               PHOLIO(SM)      PHOLIO(SM)    S&P 500(R)   MSCI EAFE(R)
                Class A         Class C        Index         Index
             -------------   -------------   ----------   ------------
   11/30/05     $ 9,425         $10,000       $10,000       $10,000
    7/31/06      10,521          11,016        10,336        11,681

For information regarding the indexes, see the glossary on page 3.

Phoenix International PHOLIO


ABOUT YOUR FUND'S EXPENSES
   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the International PHOLIO, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher. These calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

  International             Beginning             Ending          Expenses Paid
     PHOLIO              Account Value        Account Value          During
    Class A             January 31, 2006      July 31, 2006          Period*
----------------       ------------------    ---------------     --------------
Actual                      $1,000.00           $1,050.30            $1.02
Hypothetical (5% return
  before expenses)           1,000.00            1,023.80             1.00

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 0.20%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 11.63%. AN INVESTMENT OF $1,000.00 AT NOVEMBER 30, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,116.30.


  International             Beginning             Ending          Expenses Paid
     PHOLIO              Account Value        Account Value          During
    Class C             January 31, 2006      July 31, 2006          Period*
----------------       ------------------    ---------------     --------------
Actual                      $1,000.00           $1,047.50            $4.82
Hypothetical (5% return
  before expenses)           1,000.00            1,020.03             4.77

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 0.95%,
 WHICH INCLUDES WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (181) IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL RETURN FOR THE PERIOD ENDED JULY 31, 2006. THE CLASS' ACTUAL RETURN AT NAV SINCE INCEPTION WAS 11.16%. AN INVESTMENT OF $1,000.00 AT NOVEMBER 30, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT JULY 31, 2006, OF $1,111.60.


 THE ANNUALIZED EXPENSE RATIOS NOTED ABOVE DO NOT REFLECT FEES AND EXPENSES ASSOCIATED WITH THE UNDERLYING FUNDS. IF SUCH FEES AND EXPENSES HAD BEEN INCLUDED, THE EXPENSES WOULD HAVE BEEN HIGHER.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix International PHOLIO

Fund Investment Allocation                                               7/31/06

As a percentage of total investments


(GRAPHIC OMITTED)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   Foreign Equity Funds         91%
   Foreign Fixed Income Funds    5
   Foreign Index Funds           4


                      SCHEDULE OF INVESTMENTS JULY 31, 2006


                                                          SHARES      VALUE
                                                        ----------  ----------
MUTUAL FUNDS--90.8%

FOREIGN EQUITY FUNDS(b)--86.5%
Phoenix Foreign Opportunities Fund Class A .............   6,504    $144,579
Phoenix Global Utilities Fund Class A ..................   4,106      44,884
Phoenix International Strategies Fund Class A ..........  18,662     234,027
                                                                    --------
                                                                     423,490
                                                                    --------
FOREIGN FIXED INCOME FUND(b)--4.3%
Phoenix Emerging Markets Bond Fund Class A .............   2,467      21,170

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $424,118)                                           444,660
----------------------------------------------------------------------------


                                                          SHARES      VALUE
                                                        ----------  ----------
EXCHANGE TRADED FUNDS--4.3%

iShares MSCI Japan Index Fund ..........................   1,560    $ 21,107
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $20,030)                                             21,107
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.1%
(IDENTIFIED COST $444,148)                                           465,767(a)

Other assets and liabilities, net--4.9%                               24,084
                                                                    --------
NET ASSETS--100.0%                                                  $489,851
                                                                    ========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,262 and gross depreciation of $111 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $444,616.
(b) Affiliated Fund.

                        See Notes to Financial Statements
58

Phoenix International PHOLIO


                       STATEMENT OF ASSETS AND LIABILITIES
                                  JULY 31, 2006


ASSETS
Investment securities at value (Identified cost $444,148)            $465,767
Cash                                                                   12,310
Receivables
   Receivable from adviser                                             11,131
Trustee retainer                                                          158
Prepaid expenses                                                       16,362
                                                                     --------
     Total assets                                                     505,728
                                                                     --------
LIABILITIES
Payables
   Professional fee                                                    11,501
   Transfer agent fee                                                   3,644
   Distribution and service fees                                          101
   Financial agent fee                                                     34
   Other accrued expenses                                                 597
                                                                     --------
     Total liabilities                                                 15,877
                                                                     --------
NET ASSETS                                                           $489,851
                                                                     ========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $461,590
Undistributed net investment income                                     2,368
Accumulated net realized gain                                           4,274
Net unrealized appreciation                                            21,619
                                                                     --------
NET ASSETS                                                           $489,851
                                                                     ========
CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $327,705)                        29,625
Net asset value per share                                              $11.06
Offering price per share $11.06/(1-5.75%)                              $11.73

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $162,146)                        14,719
Net asset value and offering price per share                           $11.02


                             STATEMENT OF OPERATIONS
                        FROM INCEPTION NOVEMBER 30, 2005
                                TO JULY 31, 2006


INVESTMENT INCOME
Income distributions received from affiliated funds                 $   4,532
Interest                                                                  174
                                                                    ---------
     Total investment income                                            4,706
                                                                    ---------
EXPENSES
Investment advisory fee                                                   226
Distribution and service fees, Class C                                    602
Financial agent fee                                                    37,725
Transfer agent                                                         22,405
Registration                                                           19,809
Professional                                                           14,897
Trustees                                                               13,116
Printing                                                                1,673
Custodian                                                               1,478
Miscellaneous                                                           4,410
                                                                    ---------
     Total expenses                                                   116,341
Less expenses reimbursed by investment adviser                       (114,873)
Custodian fees paid indirectly                                           (415)
                                                                    ---------
     Net expenses                                                       1,053
                                                                    ---------
NET INVESTMENT INCOME (LOSS)                                            3,653
                                                                    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments from affiliated funds            (200)
Capital gain distributions received from affiliated funds               5,217
Net change in unrealized appreciation (depreciation) on
  investments from affiliated funds                                    21,619
                                                                    ---------
NET GAIN (LOSS) ON INVESTMENTS FROM AFFILIATED FUNDS                   26,636
                                                                    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                   $  30,289
                                                                    =========


                       See Notes to Financial Statements
                                                                              59

Phoenix International PHOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          From Inception
                                                                                       November 30, 2005 to
                                                                                            July 31, 2006
                                                                                      ----------------------
FROM OPERATIONS
   Net investment income (loss)                                                            $  3,653
   Net realized gain (loss)                                                                   5,017
   Net change in unrealized appreciation (depreciation)                                      21,619
                                                                                           --------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                               30,289
                                                                                           --------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                            (1,148)
   Net investment income, Class C                                                              (880)
                                                                                           --------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (2,028)
                                                                                           --------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (30,512 shares)                                            321,549
   Net asset value of shares issued from reinvestment of distributions (113 shares)           1,148
   Cost of shares repurchased (1,000 shares)                                                (11,346)
                                                                                           --------
Total                                                                                       311,351
                                                                                           --------
CLASS C
   Proceeds from sales of shares (14,632 shares)                                            149,359
   Net asset value of shares issued from reinvestment of distributions (87 shares)              880
   Cost of shares repurchased (0 shares)                                                         --
                                                                                           --------
Total                                                                                       150,239
                                                                                           --------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                461,590
                                                                                           --------
   NET INCREASE (DECREASE) IN NET ASSETS                                                    489,851

NET ASSETS
   Beginning of period                                                                           --
                                                                                           --------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,368)                 $489,851
                                                                                           ========

                        See Notes to Financial Statements
60

Phoenix International PHOLIO


                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS A
                                                                      --------------------
                                                                         FROM INCEPTION
                                                                      NOVEMBER 30, 2005 TO
                                                                          JULY 31, 2006
                                                                      --------------------
Net asset value, beginning of period                                        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                            0.13
   Capital gain distributions received from affiliated funds(3)               0.15
   Net realized and unrealized gain (loss)                                    0.87
                                                                            ------
     TOTAL FROM INVESTMENT OPERATIONS                                         1.15
                                                                            ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                      (0.09)
                                                                            ------
     TOTAL DISTRIBUTIONS                                                     (0.09)
                                                                            ------
Change in net asset value                                                     1.06
                                                                            ------
NET ASSET VALUE, END OF PERIOD                                              $11.06
                                                                            ======
Total return(1)                                                              11.63%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                         $328
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                  0.20%(5)
   Gross operating expenses(2)                                               48.46%(5)
   Net investment income (loss)                                               1.81%(5)
Portfolio turnover                                                              13%(4)

                                                                             CLASS C
                                                                      --------------------
                                                                         FROM INCEPTION
                                                                      NOVEMBER 30, 2005 TO
                                                                          JULY 31, 2006
                                                                      --------------------
Net asset value, beginning of period                                        $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(3)                                            0.09
   Capital gain distributions received from affiliated funds(3)               0.18
   Net realized and unrealized gain (loss)                                    0.84
                                                                            ------
     TOTAL FROM INVESTMENT OPERATIONS                                         1.11
                                                                            ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                      (0.09)
                                                                            ------
     TOTAL DISTRIBUTIONS                                                     (0.09)
                                                                            ------
Change in net asset value                                                     1.02
                                                                            ------
NET ASSET VALUE, END OF PERIOD                                              $11.02
                                                                            ======
Total return(1)                                                              11.16%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                         $162
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses(2)                                                  0.95%(5)
   Gross operating expenses(2)                                               56.56%(5)
   Net investment income (loss)                                               1.27%(5)
Portfolio turnover                                                              13%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) Computed using average shares outstanding.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

PHOENIX PHOLIOS SM
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006


1. ORGANIZATION
   Phoenix PHOLIOsSM (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Each PHOLIO is a fund of funds. Currently seven funds are offered for sale (each a "Fund"). The Phoenix Wealth Accumulator PHOLIO ("Wealth Accumulator PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Builder PHOLIO ("Wealth Builder PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation. The Phoenix Wealth Guardian PHOLIO ("Wealth Guardian PHOLIO") is diversified and has an investment objective of long-term capital appreciation and current income. The Phoenix Wealth Preserver PHOLIO ("Wealth Preserver PHOLIO") is diversified and has an investment objective of seeking long-term capital appreciation and current income. The Phoenix Conservative Income PHOLIO ("Conservative Income PHOLIO") is diversified and has an investment objective of seeking current income and capital preservation. The Phoenix Diversifier PHOLIO ("Diversifier PHOLIO") is diversified and has an investment objective of long-term capital appreciation. The Phoenix International PHOLIO ("International PHOLIO") is diversified and has an investment objective of long-term capital appreciation.
   The Funds offer the following classes of shares for sale:

                                       Class A    Class C
                                      ---------  ---------
Wealth Accumulator PHOLIO...........      X           X
Wealth Builder PHOLIO...............      X           X
Wealth Guardian PHOLIO..............      X           X
Wealth Preserver PHOLIO.............      X           X
Conservative Income PHOLIO..........      X           X
Diversifier PHOLIO..................      X           X
International PHOLIO................      X           X

   Class A shares are sold with a front-end sales charge of up to 5.75%, Generally, Class A Shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Investments in the underlying funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00pm eastern time).
   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not-criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:
   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made. In addition to the Net Annual Operating Expenses that the Funds bear directly, the shareholders indirectly bear the Fund's pro-rata expenses of the underlying mutual funds in which each Fund invests.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.
   As a Fund of funds, however, each underlying mutual fund's adviser manages the daily investments of the underlying mutual fund's portfolio and receives a management fee for this service from the underlying funds.
   Effective February 7, 2006, the Adviser has contractually agreed to limit each Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through November 30, 2007, so that each Fund's expenses do not exceed the following percentages of average annual net assets:

                                           Class A      Class C
                                           Shares       Shares
                                         -----------  ----------
Wealth Accumulator PHOLIO...........        0.00%        0.75%
Wealth Builder PHOLIO...............        0.00%        0.75%
Wealth Guardian PHOLIO..............        0.00%        0.75%
Wealth Preserver PHOLIO.............        0.00%        0.75%
Conservative Income PHOLIO..........        0.00%        0.75%

   For the period of August 1, 2005 through February 6, 2006 for the Wealth Builder and Wealth Guardian PHOLIOs and for the period August 4, 2005 (inception of the Funds) through February 6, 2006 for the Wealth Accumulator, Wealth Preserver, and Conservative Income PHOLIOs, the Adviser had contractually agreed to limit the Funds' total operating expenses, (excluding interest, taxes, and extraordinary expenses) so that each Fund's expenses did not exceed the following percentages of average annual net assets:

                                        Class A Shares    Class C Shares
                                       ----------------  ----------------
Wealth Accumulator PHOLIO...........        0.40%             1.15%
Wealth Builder PHOLIO...............        0.40%             1.15%
Wealth Guardian PHOLIO..............        0.52%             1.27%
Wealth Preserver PHOLIO.............        0.40%             1.15%
Conservative Income PHOLIO..........        0.40%             1.15%

   In addition, for the period of November 30, 2005 (inception of the Funds) through November 30, 2006, the total operating expenses (excluding interest, taxes, and extraordinary expenses) are limited to 0.20% for Class A shares and 0.95% for Class C shares for the Diversifier PHOLIO and the International PHOLIO.
   The Adviser will not seek to recapture any reimbursed expenses under these arrangements.
   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended July 31, 2006, as follows:

                                            Class A           Class C
                                          Net Selling        Deferred
                                          Commissions      Sales Charges
                                        ---------------   ---------------
Wealth Accumulator PHOLIO...........        $ 4,098          $   250
Wealth Builder PHOLIO...............         49,777           29,499
Wealth Guardian PHOLIO..............         23,907            4,258
Wealth Preserver PHOLIO.............          1,766            4,898
Conservative Income PHOLIO..........            975                1
Diversifier PHOLIO..................            523               --
International PHOLIO................            253               --

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of class C. To avoid duplication of distribution and/or service fees, each class of shares of the funds has reduced the distribution and/or service fees by the amount of the underlying affiliated mutual funds' Class A and Class Y distribution and/or service fees.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006 (CONTINUED)


   Effective July 1, 2006 PEPCO serves as the administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Complex.
   For the period of September 1, 2005 through June 30, 2006, PEPCO served as financial agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended August 31, 2006, the Trust incurred administration and/or financial agent fees totaling $414,014.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended July 31, 2006, transfer agent fees were $388,049 as reported in the Statements of Operations, of which PEPCO retained the following:

Wealth Accumulator PHOLIO...........        $    --
Wealth Builder PHOLIO...............         32,883
Wealth Guardian PHOLIO..............             --
Wealth Preserver PHOLIO.............             --
Conservative Income PHOLIO..........             --
Diversifier PHOLIO..................             --
International PHOLIO................             --

   At July 31, 2006, PNX and its affiliates and the retirement plans of PNX and its affiliates, held shares which aggregated the following:

                                               Aggregate Net
                                     Shares     Asset Value
                                    --------  ---------------
Wealth Accumulator PHOLIO
   Class A..........................  5,282     $  56,676
   Class C.......................... 10,016       106,971
 Wealth Preserver PHOLIO
   Class A.......................... 10,252       104,365
   Class C.......................... 10,182       103,653
 Conservative Income PHOLIO
   Class A.......................... 10,329       102,980
   Class C.......................... 10,265       102,239
 Diversifier PHOLIO
   Class A.......................... 10,040       106,725
   Class C.......................... 10,034       106,160
 International PHOLIO
   Class A.......................... 10,093       111,629
   Class C.......................... 10,087       111,159

4. PURCHASES AND SALES OF UNDERLYING FUNDS
   Purchases and sales of underlying funds for the period ended July 31, 2006, were as follows:
                                        Purchases          Sales
                                       -----------     ------------

Wealth Accumulator PHOLIO...........   $ 5,871,275     $    344,017
Wealth Builder PHOLIO...............    97,127,620      107,059,304
Wealth Guardian PHOLIO..............    40,583,892       44,562,924
Wealth Preserver PHOLIO.............     1,629,212          229,331
Conservative Income PHOLIO..........     1,470,843          659,284
Diversifier PHOLIO..................     2,055,902          413,557
International PHOLIO................       486,189           41,841

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. 10% SHAREHOLDERS
   As of July 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                     % Shares       Number of
                                    Outstanding      Accounts
                                   -------------   ------------
Wealth Accumulator PHOLIO...........    34%             2
Wealth Builder PHOLIO...............    46              2
Wealth Guardian PHOLIO..............    38              1
Wealth Preserver PHOLIO.............    --             --
Conservative Income PHOLIO..........    35              3
Diversifier PHOLIO..................    16              1
International PHOLIO................    46              2

   Six of the shareholder accounts are affiliated with PNX.
   The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by each Fund within each of its principal investment strategies may represent a significant portion of an underlying fund's net assets. At July 31, 2006, the Funds were the owner of record of the following approximatepercentages of the total outstanding shares of the underlying funds as detailed below:

                                           Wealth       Wealth
                                           Builder     Guardian
                                           PHOLIO       PHOLIO
                                         ----------   -----------
Phoenix High Yield Securities Fund
   Class A............................       10%          --%
Phoenix Dynamic Growth Fund
   Class A ...........................       46           16
Phoenix Fundamental Growth Fund
   Class A............................       53           20
 Phoenix Global Utilities Fund
   Class A............................       32           --
Phoenix International Strategies Fund
   Class A............................       16           --
Phoenix Total Value Fund
   Class A............................       51           20

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006 (CONTINUED)


   The investments of the other Funds do not represent greater than 10% of the underlying funds' total outstanding shares.

6. INDEMNIFICATIONS
   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7. REGULATORY EXAMS
   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. EXEMPTIVE ORDER
   On June 5, 2006, the SEC issued an order under Section 12(d) (1) (J) of the Investment Company Act ("1940 Act") granting and exemption from Sections 12(d)
(1) (A) and (B) of the 1940 Act and under Sections 6(c) and 17(b) of the 1940 Act granting an exemption from Section 17(a) of the 1940 Act, which permits the Trust to invest in other affiliated and unaffiliated funds, including exchange traded funds.

9. FEDERAL INCOME TAX INFORMATION
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                                       Undistributed
                                      Undistributed      Long-term
                                     Ordinary Income   Capital Gains
                                    ----------------- ---------------
Wealth Accumulator PHOLIO...........   $  4,453        $   24,370
Wealth Builder PHOLIO...............    526,061         1,574,808
Wealth Guardian PHOLIO..............    346,462           489,995
Wealth Preserver PHOLIO.............      3,735             4,113
Conservative Income PHOLIO..........      2,854               574
Diversifier PHOLIO..................      2,706             1,080
International PHOLIO................      2,636             4,474

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

10. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended July 31, 2006, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                                 Capital Paid
                                 in on Shares     Accumulated     Undistributed
                                 of Beneficial    Net Realized   Net Investment
                                    Interest       Gain (Loss)    Income (Loss)
                                ---------------  --------------  --------------
Wealth Accumulator PHOLIO ......      $--          $  (2,692)        $  2,692
Wealth Builder PHOLIO  .........       --           (147,381)         147,381
Wealth Guardian PHOLIO .........       --            (99,666)         99,666
Wealth Preserver PHOLIO ........       --             (1,629)          1,629
Conservative Income PHOLIO .....       --               (696)            696
Diversifier PHOLIO .............       --                (30)             30
International PHOLIO ...........       --               (743)            743

PHOENIX PHOLIOS(SM)
NOTES TO FINANCIAL STATEMENTS
JULY 31, 2006 (CONTINUED)

--------------------------------------------------------------------------------
                                 TAX INFORMATION
                                   (UNAUDITED)

    For the fiscal year ended July 31, 2006, for federal income tax purposes, the percentages of the ordinary income dividends earned by the funds qualify for the dividends received deduction for corporate shareholders as detailed below:

  Wealth Accumulator PHOLIO........        57.0%
  Wealth Builder PHOLIO............        11.5
  Wealth Guardian PHOLIO...........         5.3
  Wealth Preserver PHOLIO..........         2.8
  Conservative Income PHOLIO.......         1.1
  Diversifier PHOLIO...............        63.8
  International PHOLIO.............        16.7

    For the fiscal year ended July 31, 2006, the funds hereby designate the below percentages, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders:

  Wealth Accumulator PHOLIO.........      100.0%
  Wealth Builder PHOLIO............        25.5
  Wealth Guardian PHOLIO...........        12.6
  Wealth Preserver PHOLIO..........         6.8
  Conservative Income PHOLIO.......         0.0
  Diversifier PHOLIO...............        79.0
  International PHOLIO.............        89.4

    The actual percentage for the calendar year will be designated in the year-end tax statements.
    For the fiscal year ended July 31, 2006, the funds designated long-term capital gains dividends as follows:

  Wealth Accumulator PHOLIO......... $   24,370
  Wealth Builder PHOLIO............   7,234,469
  Wealth Guardian PHOLIO...........   2,655,382
  Wealth Preserver PHOLIO...........      4,113
  Conservative Income PHOLIO........        574
  Diversifier PHOLIO................      1,080
  International PHOLIO.............       4,474
--------------------------------------------------------------------------------

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


(GRAPHIC OMITTED)
PricewaterhouseCoopers

To the Board of Trustees of
Phoenix PHOLIOs and Shareholders of
Phoenix Wealth Accumulator PHOLIO
Phoenix Wealth Builder PHOLIO
Phoenix Wealth Guardian PHOLIO
Phoenix Wealth Preserver PHOLIO
Phoenix Conservative Income PHOLIO
Phoenix Diversifier PHOLIO and
Phoenix International PHOLIO

     In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO, Phoenix Wealth Preserver PHOLIO, Phoenix Conservative Income PHOLIO, Phoenix Diversifier PHOLIO and Phoenix International PHOLIO (constituting Phoenix PHOLIOs, hereafter referred to as the "Trust"), at July 31, 2006, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the transfer agent of the investee funds and the custodian, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
September 21, 2006

FUND MANAGEMENT TABLES (UNAUDITED)


     Information pertaining to the Trustees and officers of the Trust as of July 31, 2006, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                              INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                                       FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                    LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                 TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway             Served since 1993.         71        Chairman, Rittenhouse Advisors, LLC (consulting firm)
  Rittenhouse Advisors, LLC                                         (2001-present); Trustee/Director, Phoenix Funds Complex
  101 Park Avenue                                                   (1983-present); Trustee/Director, Realty Foundation of New
  New York, NY 10178                                                York (1972-present); Josiah Macy, Jr. Foundation (Honorary)
  DOB: 8/2/29                                                       (2004-present); Pace University (Director/Trustee Emeritus)
                                                                    (2003-present), Greater New York Councils, Boy Scouts of
                                                                    America (1985-present); The Academy of Political Science
                                                                    (Vice Chairman) (1985-present), Urstadt Biddle Property
                                                                    Corp. (1989-present), Colgate University (Trustee Emeritus)
                                                                    (2004-present), Director/Trustee, The Harlem Youth
                                                                    Development Foundation (Chairman) (1998-2002); Metropolitan
                                                                    Transportation Authority (Chairman) (1992-2001), Trism, Inc.
                                                                    (1994-2001); Consolidated Edison Company of New York, Inc.
                                                                    (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                    Centennial Insurance Company (1974-2002), Union Pacific
                                                                    Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities
                                                                    Fund (Advisory Director) (1990-2000), Accuhealth
                                                                    (1994-2002), Pace University (1978-2003), New York Housing
                                                                    Partnership Development Corp. (Chairman) (1981-2003), Josiah
                                                                    Macy, Jr. Foundation (1975-2004).
-----------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne          Served since 1993.            71     Retired.Trustee/Director, Phoenix Funds Complex (1983-present).
  The Flat, Elmore Court
  Elmore, GLOS, GL2 3NT
  U.K.
  DOB: 9/8/29
-----------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries          Served since 1995.            72     Director, The Empire District Electric Company (1984-2004);
  8477 Bay Colony Dr. #902                                          Trustee/Director, Phoenix Funds Complex (1987-present).
  Naples, FL 34108
  DOB: 9/23/30
-----------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.             Served since 1993.            69     Partner, Stonington Partners, Inc. (private equity fund)
  Stonington Partners, Inc.                                         (2001-present); Director/Trustee; Evergreen Funds (six
  736 Market Street, Ste. 1430                                      portfolios)(1989-present). Trustee, Phoenix Funds Family
  Chattanooga, TN 37402                                             (1980-present); Director, Diversapak (2002-present); Obaji
  DOB: 2/14/39                                                      Medical Products Company (2002-present); Director, Lincoln
                                                                    Educational Services (2002-2004); Chairman, Carson Products
                                                                    Company (cosmetics) (1998-2000).
-----------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

-----------------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                                       FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                    LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                 TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara        Served since 2001.          71       Retired. Trustee/Director, Phoenix Funds Complex (2001-present).
  40 East 88th Street                                               Managing Director, U.S. Trust Company of New York (private
  New York, NY 10128                                                bank) (1982-2006).
  DOB: 4/17/51
-----------------------------------------------------------------------------------------------------------------------------------
  James M. Oates(1)            Served since 1993.          69       Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
  c/o Northeast Partners                                            Markets, Inc.) (financial services) (1997-present);
  150 Federal Street,                                               Trustee/Director, Phoenix Funds Family (1987-present);
  Suite 1000                                                        Managing Director, Wydown Group (consulting firm)
  Boston, MA 02110                                                  (1994-present); Director, Investors Financial Service
  DOB: 5/31/46                                                      Corporation (1995-present); Investors Bank & Trust
                                                                    Corporation (1995-present), Stifel Financial (1996-present),
                                                                    Connecticut River Bancorp (1998-present), Connecticut River
                                                                    Bank (1999-present), Trust Company of New Hampshire
                                                                    (2002-present); Chairman, Emerson Investment Management,
                                                                    Inc. (2000-present); Independent Chairman, John Hancock
                                                                    Trust (since 2005); Trustee, John Hancock Funds II and John
                                                                    Hancock Funds III (since 2005); Trustee, John Hancock Trust
                                                                    (2004-2005); Director/Trustee, AIB Govett Funds (six
                                                                    portfolios) (1991-2000); Command Systems, Inc. (1998-2000);
                                                                    Phoenix Investment Partners, Ltd. (1995-2001); 1Mind, Inc.
                                                                    (formerly 1Mind.com) (2000-2002); Plymouth Rubber Co.
                                                                    (1995-2003); Director and Treasurer, Endowment for Health,
                                                                    Inc. (2000-2004).
-----------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson          Served since 1993.            69     Managing Director, Northway Management Company (1998-present).
  73 Briggs Way                                                     Trustee/Director, Phoenix Funds Family (1983-present).
  Chatham, MA 02633
  DOB: 2/16/46
-----------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
    Inc.) ("Hudson"),  a privately owned financial services firm. Phoenix  Investment  Partners,  Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate,  owns approximately 8%
    of Hudson's common stock.

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

-----------------------------------------------------------------------------------------------------------------------------------
                                                        NUMBER OF
                                                      PORTFOLIOS IN
                                                       FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS                    LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH                 TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
  Marilyn E. LaMarche(2)       Served since 2002.            69     Limited Managing Director, Lazard Freres & Co. LLC (1997-
  Lazard Freres & Co. LLC                                           present). Trustee/Director, Phoenix Funds Family (2002-
  30 Rockefeller Plaza,                                             present). Director, The Phoenix Companies, Inc. (2001-2005)
  59th Floor                                                        and Phoenix Life Insurance Company (1989-2005).
  New York, NY 10020
  DOB: 5/11/34
-----------------------------------------------------------------------------------------------------------------------------------
  Philip R. McLoughlin(3)      Served since 1993.            97     Director, PXRE Corporation (Reinsurance) (1985-present); World
  200 Bridge Street                                                 Trust Fund (1991-present), Director/Trustee, Phoenix Funds
  Chatham, MA 02633                                                 Complex (1989-present); Management Consultant (2002-2004),
  DOB: 10/23/46                Chairman                             Chairman (1997-2002), Chief Executive Officer (1995-2002) and
                                                                    Director (1995-2002), Phoenix Investment Partners, Ltd.;
                                                                    Director and Executive Vice President, The Phoenix Companies,
                                                                    Inc. (2000-2002); Director (1994-2002) and Executive Vice
                                                                    President, Investments (1987-2002), Phoenix Life Insurance
                                                                    Company; Director (1983-2002) and Chairman (1995-2002),
                                                                    Phoenix Investment Counsel, Inc.; Director (1982-2002),
                                                                    Chairman (2000-2002) and President (1990-2000), Phoenix Equity
                                                                    Planning Corporation; Chairman and President, Phoenix/Zweig
                                                                    Advisers LLC (2001-2002); Director (2001-2002) and President
                                                                    (April 2002-September 2002), Phoenix Investment Management
                                                                    Company; Director and Executive Vice President, Phoenix Life
                                                                    and Annuity Company (1996-2002); Director (1995-2000),
                                                                    Executive Vice President (1994-2002), and Chief Investment
                                                                    Counsel (1994-2002), PHL Variable Insurance Company; Director,
                                                                    Phoenix National Trust Holding Company (2001-2002); Director
                                                                    (1985-2002), Vice President (1986-2002) and Executive Vice
                                                                    President (April 2002-September 2002), PM Holdings, Inc.;
                                                                    Director, WS Griffith Associates, Inc. (1995-2002); Director,
                                                                    WS Griffith Securities, Inc. (1992-2002).
-----------------------------------------------------------------------------------------------------------------------------------

(2)  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
     Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(3)  Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
    NAME, ADDRESS AND             TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                   TIME SERVED                                  DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
  Daniel T. Geraci             President since 2004.            Executive Vice President, Asset Management, The Phoenix
  DOB: 6/12/57                                                  Companies, Inc. (2003-present); Director, Chairman, President and Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                                (2003-present); President, Phoenix Equity Planning Corporation
                                                                (2005-present); President, DPCM Holding, Inc. (2005-present);
                                                                President, Capital West Asset Management, LLC (2005-present);
                                                                Director and President, Phoenix Investment Counsel, Inc.
                                                                (2003-present); Director, Pasadena Capital Corporation
                                                                (2003-present); President, Euclid Advisers, LLC
                                                                (2003-present); Director and Chairman, PXP Institutional
                                                                Markets Group, Ltd. (2003-present); Director and President,
                                                                Rutherford Financial Corporation (2003-present); Director,
                                                                DPCM Holding, Inc. (2003-present); President, Phoenix Zweig
                                                                Advisers, LLC (2003-present); Director and Chairman, Phoenix
                                                                Equity Planning Corporation (2003-present); Director and
                                                                Chairman, Duff & Phelps Investment Management Company
                                                                (2003-present); Director, Capital West Asset Management, LLC
                                                                (2003-present); Chief Executive Officer and President, The
                                                                Zweig Fund, Inc. and The Zweig Total Return Fund, Inc.
                                                                (2004-present); President, the Phoenix Funds Family
                                                                (2004-present); Chief Sales and Marketing Officer, Phoenix
                                                                Equity Planning Corporation (2003-2005); President and Chief
                                                                Executive Officer of North American investment operations,
                                                                Pioneer Investment Management USA, Inc. (2001-2003); President
                                                                of Private Wealth Management Group & Fidelity Brokerage
                                                                Company, Fidelity Investments (1996-2001).

--------------------------------------------------------------------------------------------------------------------------------
  George R. Aylward            Executive Vice President         Senior Vice President and Chief Operating Officer, Asset
  DOB: 8/17/64                 since 2004.                      Management, The Phoenix Companies, Inc. (2004-present).
                                                                Executive Vice President and Chief Operating Officer, Phoenix
                                                                Investment Partners, Ltd. (2004-present). Vice President,
                                                                Phoenix Life Insurance Company (2002-2004). Vice President,
                                                                The Phoenix Companies, Inc. (2001-2004). Vice President,
                                                                Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                                Assistant Controller, Phoenix Investment Partners, Ltd.
                                                                (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
--------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss             Senior Vice President            Assistant Treasurer (2001-present), Vice President, Fund
  DOB: 11/24/52                since 2006.                      Accounting (1994-2000), Phoenix Equity Planning Corporation.
                                                                Vice President, Phoenix Investment Partners, Ltd.
                                                                (2003-present). Senior Vice President, the Phoenix Funds
                                                                Family (since 2006). Vice President, The Phoenix Edge Series
                                                                Fund (1994-present), Treasurer, The Zweig Fund Inc. and the
                                                                Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                                Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                                Treasurer (2005-2006), certain funds within the Phoenix Fund
                                                                Complex.
--------------------------------------------------------------------------------------------------------------------------------
  Francis G. Waltman           Senior Vice President            Senior Vice President, Asset Management Product Development,
  DOB: 7/27/62                 since 2004.                      The Phoenix Companies, Inc. (since 2006); Senior Vice
                                                                President, Asset Management Product Development, Phoenix
                                                                Investment Partners, Ltd. (2005-present), Senior Vice
                                                                President and Chief Administrative Officer, Phoenix Investment
                                                                Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                                Administrative Officer, Phoenix Equity Planning Corporation
                                                                (1999-2003), Senior Vice President, certain funds within the
                                                                Phoenix Fund Family (2004-present).
--------------------------------------------------------------------------------------------------------------------------------

                   OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

--------------------------------------------------------------------------------------------------------------------------------
                                 POSITION(S) HELD WITH
    NAME, ADDRESS AND             TRUST AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                   TIME SERVED                                  DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
  Marc Baltuch                 Vice President and               Chief Compliance Officer, Zweig-DiMenna Associates LLC
  c/o Zweig-DiMenna            Chief Compliance Officer         (1989-present); Vice President and Chief Compliance Officer,
  Associates, LLC              since 2004.                      certain Funds within the Phoenix Fund Complex (2004-present);
  900 Third Avenue                                              Vice President, The Zweig Total Return Fund, Inc. (2004-
  New York, NY 10022                                            present); Vice President, The Zweig Fund, Inc. (2004-present);
  DOB: 9/23/45                                                  President and Director of Watermark Securities, Inc. (1991-
                                                                present); Assistant Secretary of Gotham Advisors Inc. (1990-
                                                                present); Secretary, Phoenix-Zweig Trust (1989-2003);
                                                                Secretary, Phoenix-Euclid Market Neutral Fund (1999-2002).
--------------------------------------------------------------------------------------------------------------------------------
  W. Patrick Bradley           Chief Financial Officer and      Second Vice President, Fund Administration, Phoenix Equity
  DOB: 3/2/72                  Treasurer since 2006.            Planning Corporation (2004-present). Chief Financial Officer and Treasurer (2006-present) or Chief Financial Officer and
                                                                Treasurer (2005-present), certain funds within the Phoenix
                                                                Fund Family. Vice President, Chief Financial Officer,
                                                                Treasurer and Principal Accounting Officer, The Phoenix Edge
                                                                Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager
                                                                (2002-2004), Manager (2000-2002), Audit, Deloitte & Touche,
                                                                LLP.
--------------------------------------------------------------------------------------------------------------------------------
  Kevin J. Carr                Vice President, Chief Legal      Vice President and Counsel, Phoenix Life Insurance Company
  One American Row             Officer, Counsel                 (May 2005-present). Vice President, Counsel, Chief Legal
  Hartford, CT 06102           and Secretary since 2005.        Officer and Secretary of certain funds within the Phoenix Fund
  DOB: 8/30/54                                                  Complex (May 2005-present). Compliance Officer of Investments and Counsel, Travelers Life & Annuity Company (January
                                                                2005-May 2005). Assistant General Counsel, The Hartford
                                                                Financial Services Group (1999-2005).
--------------------------------------------------------------------------------------------------------------------------------

PHOENIX PHOLIOs(SM)
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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
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

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



                                                            -------------------
                                                                PRESORTED
                                                                STANDARD
                                                              U.S. POSTAGE
                                                                  PAID
                                                             LOUISVILLE, KY
                                                             PERMIT NO. 1051
                                                            -------------------

(GRAPHIC OMITTED)
PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480








For more information about Phoenix Mutual Funds, please call your financial representative, contact us
AT 1-800-243-1574 OR visit PHOENIXFUNDS.COM.








NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP1802                                                                     9-06
BPD27157



ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.


(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)   Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $67,500 for 2006 and $30,000 for 2005.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $21,900 for 2006 and $9,400 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Pholios(SM) (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                 (b) Not applicable for 2006 and not applicable for 2005

                 (c) 100% for 2006 and 100% for 2005

                 (d) Not applicable for 2006 and not applicable for 2005.

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $877,027 for 2006 and $1,716,374 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix PHOLIOs(SM)
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date    October 6, 2006
    ---------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         ------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date    October 6, 2006
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         ------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date    October 6, 2006
    ---------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.